N-4 - USD ($)			12 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		ASPIDA LIFE INSURANCE COMPANY
Entity Central Index Key		0001934234
Entity Investment Company Type		N-4
Document Period End Date		Apr. 30, 2026
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		We will credit positive or negative Indexed Strategy Interest to amounts allocated to an Indexed Crediting Rate Strategy on the Strategy Maturity Date based, in part, on the performance of the applicable Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		We limit the negative Index Return used in calculating the Indexed Crediting Rate on the Strategy Maturity Date by applying either: (i) a Buffer Percentage to absorb negative Index Return up to the amount of the Buffer Percentage; or (ii) a Floor Percentage to absorb negative Index Return in excess of the Floor Percentage.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		We will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.
Index-Linked Option Overview, Limits Positive Return [Text Block]

If the Index Return is positive (or, in the case of an Index Trigger Rate, equals or exceeds the Trigger Threshold) we determine whether it must be adjusted in calculating the Indexed Crediting Rate on the Strategy Maturity Date by applying either the Index Cap Rate, the Index Participation Rate or the Index Trigger Rate, as follows:

Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You could lose a significant amount of money due to the Strategy Interim Value Adjustments if amounts are removed from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date. Your Strategy Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Crediting Rate Strategy until the Strategy Maturity Date. The Strategy Interim Value will generally be negatively affected by the expected volatility of index prices and by poor market performance. All other factors being equal, the Strategy Interim Value generally would be lower the earlier a Withdrawal or Surrender is made during a Strategy Period.
Overview, Transactions Subject to Contract Adjustments [Text Block]		We will apply a Strategy Interim Value Adjustment if you make any Withdrawals (including surrender or termination of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), annuitize your Contract or upon payment of a death benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date because the portion of your Contract Value in the Indexed Crediting Rate Strategy will be its Strategy Interim Value.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	Yes. If you surrender your Contract or withdraw money from the Contract for up to 6 years following the Contract Effective Date, you will be assessed a withdrawal charge of up to 7% of Contract Value withdrawn. For example, if you make a Withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Strategy Interim Value Adjustment, taxes, or tax penalties.
	The portion of your Contract Value in the Indexed Crediting Rate Strategy will be subject to a Strategy Interim Value Adjustment if amounts are removed from an Indexed Crediting Rate Strategy before the Strategy Maturity Date. The Strategy Interim Value could be less than your investment in the Indexed Crediting Rate Strategy even if the Index is performing positively. You could lose up to 100% of your Strategy Base Value due to the Strategy Interim Value Adustment in extreme situations. For example, if you allocate $100,000 to an Indexed Crediting Rate Strategy with a 3-year Strategy Period and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a withdrawal charge, taxes and tax penalties. If you make any Withdrawals (including surrender or termination of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), on annuitization or upon payment of a death benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date, the portion of your Contract Value in the Indexed Crediting Rate Strategy will be its Strategy Interim Value.	3. Fee Table 6. Fees, Charges and Adjustments – Withdrawal Charges 6. Fees, Charges and Adjustments – Adjustments 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value
Are There Transaction Charges?

Yes. In addition to withdrawal charges and Strategy Interim Value Adjustments, you may also be charged for other transactions (including special requests such as duplicate contracts and duplicate statements).

3. Fee Table 6. Fees, Charges and Adjustments – Transaction Fees
Are There Ongoing Fees and Expenses?

Yes. There is an implicit ongoing fee on the Indexed Crediting Rate Strategies to the extent that your participation in Index gains is limited by each Indexed Crediting Rate Strategy's Index Cap Rate, Index Participation Rate or Index Trigger Rate. This means that your returns may be lower than Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Not applicable

Charges for Early Withdrawals [Text Block]

Are There Charges or Adjustments for Early Withdrawals?

  Yes. If you surrender your Contract or withdraw money from the Contract for up to 6 years following the Contract Effective Date, you will be assessed a withdrawal charge of up to 7% of Contract Value withdrawn. For example, if you make a Withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative Strategy Interim Value Adjustment, taxes, or tax penalties.
The portion of your Contract Value in the Indexed Crediting Rate Strategy will be subject to a Strategy Interim Value Adjustment if amounts are removed from an Indexed Crediting Rate Strategy before the Strategy Maturity Date. The Strategy Interim Value could be less than your investment in the Indexed Crediting Rate Strategy even if the Index is performing positively. You could lose up to 100% of your Strategy Base Value due to the Strategy Interim Value Adustment in extreme situations. For example, if you allocate $100,000 to an Indexed Crediting Rate Strategy with a 3-year Strategy Period and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a withdrawal charge, taxes and tax penalties. If you make any Withdrawals (including surrender or termination of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), on annuitization or upon payment of a death benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date, the portion of your Contract Value in the Indexed Crediting Rate Strategy will be its Strategy Interim Value.   3. Fee Table
6. Fees, Charges and Adjustments – Withdrawal Charges
6. Fees, Charges and Adjustments – Adjustments
10. Valuing Your Contract – Indexed Crediting Rate Strategy Value
Surrender Charge Phaseout Period, Years		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		7.00%
Surrender Charge Example Maximum [Dollars]		$ 7,000
Transaction Charges [Text Block]

Are There Transaction Charges?

Yes. In addition to withdrawal charges and Strategy Interim Value Adjustments, you may also be charged for other transactions (including special requests such as duplicate contracts and duplicate statements).

  3. Fee Table
6. Fees, Charges and Adjustments – Transaction Fees
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?

Yes. There is an implicit ongoing fee on the Indexed Crediting Rate Strategies to the extent that your participation in Index gains is limited by each Indexed Crediting Rate Strategy's Index Cap Rate, Index Participation Rate or Index Trigger Rate. This means that your returns may be lower than Index returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Not applicable

Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee on the Indexed Crediting Rate Strategies to the extent that your participation in Index gains is limited by each Indexed Crediting Rate Strategy's Index Cap Rate, Index Participation Rate or Index Trigger Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		This means that your returns may be lower than Index returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?

Yes. You could lose money by investing in the Contract. If you invest in an Indexed Crediting Rate Strategy, under extreme circumstances, you could lose up to 90% of your investment in an Indexed Crediting Rate Strategy with a -10% Buffer Percentage, up to 80% of your investment in an Indexed Crediting Rate Strategy with a -20% Buffer Percentage and up to 10% of your investment in an Indexed Crediting Rate Strategy with a -10% Floor Percentage due to negative Index performance. If you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage applies each Contract Year during the Strategy Period, and at the end of a Strategy Period you could lose significantly more due to compounding annual losses. We will always offer a strategy with the protection of at least a -5% Buffer Percentage. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.

4. Principal Risks of Investing in the Contract
Is this a Short-Term Investment?	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any Withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in loss of positive Index Performance and will be subject to a Strategy Interim Value Adjustment. Withdrawals could result in significant reductions to the Death Benefit.
	Contract Value in an Indexed Crediting Rate Strategy will be reallocated on the Strategy Maturity Date according to your instructions. If you have not provided us with maturity instructions, the Strategy Maturity Value will be invested in the same Indexed Crediting Rate Strategy for another Strategy Period. If the same Indexed Crediting Rate Strategy is not available, then the Contract Value will be allocated to the Fixed Crediting Rate Strategy.	4. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Indexed Crediting Rate Strategies under the Contract. Each Investment Option, including the Fixed Crediting Rate Strategy, will have its own unique risks. You should review the Investment Options before making an investment decision.
For investments in an Indexed Crediting Rate Strategy, the Index Cap Rate, Index Participation Rate or Index Trigger Rate may limit positive Index performance (e.g., limited upside). For example:
• If the Indexed Crediting Rate Strategy has an Index Cap Rate, if the Index Return is 12% and the Index Cap Rate is 8%, the Indexed Crediting Rate would be 8% on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Index Cap Rate will apply to the performance of the Index each Contract Year during the Strategy Period;
• If the Indexed Crediting Rate Strategy has an Index Participation Rate, if the Index Return is 12% and the Index Participation Rate is 50%, the Indexed Crediting Rate would be 6% on the Strategy Maturity Date; and
	• If the Indexed Crediting Rate Strategy has an Index Trigger Rate and Trigger Threshold, if the Index Trigger Rate is 5% and the Trigger Threshold is -5%, if the Index return equals or exceeds -5%, the Indexed Crediting Rate would be 5% on the Strategy Maturity Date.	4. Principal Risks of Investing in the Contract

RISKS

  LOCATION IN
PROSPECTUS     This may result in you earning less than the Index Return.
For investments in an Indexed Crediting Rate Strategy, the Buffer Percentage or Floor Percentage will limit negative returns (e.g., limited protection in the case of market decline). For example:• If the Indexed Crediting Rate Strategy has a Buffer Percentage, if the Index Return is -25% and the Buffer Percentage is -10%, the Indexed Crediting Rate would be -15% (the amount that the Index Return exceeds the Buffer Percentage) on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage will apply to the performance of the Index each Contract Year during the Strategy Period; and
• If the Indexed Crediting Rate Strategy has a Floor Percentage, if the Index Return is -25% and the Floor Percentage is -10%, the Indexed Crediting Rate would be -10% (the Floor Percentage) on the Strategy Maturity Date.
Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to the Company. The Company is solely responsible to the Contract owner for the Contract Value and the guaranteed benefits. The general obligations including the Fixed Crediting Rate Strategy and Indexed Crediting Rate Strategies under the Contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://aspida.com/about#rating-about.

4. Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.
Key Information, Contract Adjustment Risk [Text Block]		A Withdrawal Charge may apply in certain circumstances and any Withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in loss of positive Index Performance and will be subject to a Strategy Interim Value Adjustment. Withdrawals could result in significant reductions to the Death Benefit.
Key Information, Reallocation Risk [Text Block]		Contract Value in an Indexed Crediting Rate Strategy will be reallocated on the Strategy Maturity Date according to your instructions.
Key Information, Default Reallocation Risk [Text Block]		If you have not provided us with maturity instructions, the Strategy Maturity Value will be invested in the same Indexed Crediting Rate Strategy for another Strategy Period. If the same Indexed Crediting Rate Strategy is not available, then the Contract Value will be allocated to the Fixed Crediting Rate Strategy.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		For investments in an Indexed Crediting Rate Strategy, the Index Cap Rate, Index Participation Rate or Index Trigger Rate may limit positive Index performance (e.g., limited upside).
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	For investments in an Indexed Crediting Rate Strategy, the Index Cap Rate, Index Participation Rate or Index Trigger Rate may limit positive Index performance (e.g., limited upside). For example:• If the Indexed Crediting Rate Strategy has an Index Cap Rate, if the Index Return is 12% and the Index Cap Rate is 8%, the Indexed Crediting Rate would be 8% on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Index Cap Rate will apply to the performance of the Index each Contract Year during the Strategy Period;
• If the Indexed Crediting Rate Strategy has an Index Participation Rate, if the Index Return is 12% and the Index Participation Rate is 50%, the Indexed Crediting Rate would be 6% on the Strategy Maturity Date; and
• If the Indexed Crediting Rate Strategy has an Index Trigger Rate and Trigger Threshold, if the Index Trigger Rate is 5% and the Trigger Threshold is -5%, if the Index return equals or exceeds -5%, the Indexed Crediting Rate would be 5% on the Strategy Maturity DateThis may result in you earning less than the Index Return.

Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		For investments in an Indexed Crediting Rate Strategy, the Buffer Percentage or Floor Percentage will limit negative returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Are There Restrictions on the Investment Options? Yes. You cannot transfer out of an Indexed Crediting Rate Strategy to another Investment Option prior to the Strategy Maturity Date. If you do not want to remain invested in an Indexed Crediting Rate Strategy until the Strategy Maturity Date, your only options are to exercise the Performance Lock feature, make Withdrawals out of the Indexed Crediting Rate Strategy or surrender the Contract. The amount you would receive would be based on the Strategy Interim Value.
Prior to the beginning of each Strategy Period, we will provide 30-day advance notice indicating how you may obtain the Index Cap Rates, Index Participation Rates, Index Cap Rates with Multi Year Cap Lock, Index Trigger Rates and Trigger Thresholds, which we will establish at least 15 days prior to the Strategy Start Date of a new Strategy Period. We may not offer new Strategy Periods for the Indexed Crediting Rate Strategies. Therefore, an Indexed Crediting Rate Strategy may not be available for you to invest your Strategy Maturity Value into after the Strategy Maturity Date. We have the right to remove or replace an Index in the event of the Index being discontinued, an Index calculation substantially changing, the unavailability of Index values, the loss of our license or permission to use the Index, the inability to hedge risks associated with the Index or similar conditions approved by applicable regulators. If we remove an Index for an existing Indexed Crediting Rate Strategy during a Strategy Period, we will end, (i.e., mature), the Strategy Period on the date the Index is removed, and calculate the Indexed Crediting Rate based on the Indexed Crediting Rate Strategy's features (i.e. Index Cap Rate, Index Participation Rate, or Index Trigger Rate and Trigger Threshold, and Buffer Percentage or Floor Percentage, as applicable). Your Contract Value in the applicable Indexed Crediting Rate Strategy will be transferred to the Fixed Crediting Rate Strategy, and you will not be able to reallocate it until the next Contract Anniversary Date. Your Contract Value transferred to the Fixed Crediting Rate Strategy will earn interest at the applicable annual interest rate that applies to the Fixed Crediting Rate Strategy.

8. The Indexed Crediting Rate Strategies

Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits? Yes.
• There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Performance Lock).• Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
• Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.  8. The Indexed Crediting Rate Strategies
14. Benefits Available Under the Contract
Tax Implications [Text Block]	What are the Contract's Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a Withdrawal from the Contract.

15. Taxes

Investment Professional Compensation [Text Block]	How are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the Contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). This conflict of interest may influence the financial professional to recommend this Contract over another investment.

16. Additional Information – Distribution

Exchanges [Text Block]	Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts and any fees or penalties to terminate the existing Contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

16. Additional Information – Distribution

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

3. FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making Withdrawals from an Investment Option or from the Contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the Contract, surrender or make Withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1]	7.00%
Transfer Fee	None
Duplicate Contract Fee	$25
Duplicate Report Fee	$25

[1] The charge percentage is deducted upon a Withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see 6. Fees, Charges and Adjustments – Withdrawal Charges in the prospectus. See Appendix B: Material State Variations in the prospectus for more information.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Investment Option or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Maximum Potential Loss Due to Strategy Interim Value Adjustment (as a percentage of Contract Value allocated to an Indexed Crediting Rate Strategy)[1]	100%

[1] We use the Strategy Interim Values for your Indexed Crediting Rate Strategies if you make any Withdrawals (including Surrender of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), annuitize or upon payment of a Death Benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date. The actual amount of the Strategy Interim Value calculation is determined by a formula that depends on, among other things, the Buffer Percentage or Floor Percentage and how the Index has performed since the Strategy Start Date. If you Surrender your Contract, die, annuitize your Contract, or make a Withdrawal from an Indexed Crediting Rate Strategy before the Strategy Maturity Date, the Buffer Percentage or Floor Percentage will not apply. See 8. Valuing Your Contract – Indexed Crediting Rate Strategy Value for more information.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1]	7.00%
Transfer Fee	None
Duplicate Contract Fee	$25
Duplicate Report Fee	$25

[1] The charge percentage is deducted upon a Withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see 6. Fees, Charges and Adjustments – Withdrawal Charges in the prospectus. See Appendix B: Material State Variations in the prospectus for more information.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Transfer Fee, Current [Dollars]		$ 0
Other Transaction Fee, Current [Dollars]		$ 25
Other Transaction Fee, Current [Percent]	[1]	7.00%
Other Transaction Fee 1, Current [Dollars]		$ 25
Transactions Subject to Contract Adjustment, Fee Table [Text Block]

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Investment Option or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Maximum Potential Loss Due to Strategy Interim Value Adjustment (as a percentage of Contract Value allocated to an Indexed Crediting Rate Strategy)[1]	100%

[1] We use the Strategy Interim Values for your Indexed Crediting Rate Strategies if you make any Withdrawals (including Surrender of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), annuitize or upon payment of a Death Benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date. The actual amount of the Strategy Interim Value calculation is determined by a formula that depends on, among other things, the Buffer Percentage or Floor Percentage and how the Index has performed since the Strategy Start Date. If you Surrender your Contract, die, annuitize your Contract, or make a Withdrawal from an Indexed Crediting Rate Strategy before the Strategy Maturity Date, the Buffer Percentage or Floor Percentage will not apply. See 8. Valuing Your Contract – Indexed Crediting Rate Strategy Value for more information.

Contract Adjustments, Fee Table [Table Text Block]

ADJUSTMENTS

Maximum Potential Loss Due to Strategy Interim Value Adjustment (as a percentage of Contract Value allocated to an Indexed Crediting Rate Strategy)[1]	100%

[1] We use the Strategy Interim Values for your Indexed Crediting Rate Strategies if you make any Withdrawals (including Surrender of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), annuitize or upon payment of a Death Benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date. The actual amount of the Strategy Interim Value calculation is determined by a formula that depends on, among other things, the Buffer Percentage or Floor Percentage and how the Index has performed since the Strategy Start Date. If you Surrender your Contract, die, annuitize your Contract, or make a Withdrawal from an Indexed Crediting Rate Strategy before the Strategy Maturity Date, the Buffer Percentage or Floor Percentage will not apply. See 8. Valuing Your Contract – Indexed Crediting Rate Strategy Value for more information.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[2]	100.00%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

4. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.

MARKET RISK AND RISK OF LOSS IN INDEXED CREDITING RATE STRATEGIES

An investment in this Contract is subject to the risk of poor investment performance of the Indexed Crediting Rate Strategies to which you have allocated Contract Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer Percentage or Floor Percentage, you bear some level of the risk of decline in your Contract Value resulting from the performance of the Indexed Crediting Rate Strategies and the risk of losses may be significant. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Crediting Rate Strategy with a -10% Buffer Percentage, up to 80% of your investment in an Indexed Crediting Rate Strategy with a -20% Buffer Percentage and up to 10% of your investment in an Indexed Crediting Rate Strategy with a -10% Floor Percentage due to negative Index performance. If you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage applies each Contract Year during the Strategy Period, and at the end of a Strategy Period you could lose significantly more due to compounding annual losses. We will always offer a strategy with the protection of at least a -5% Buffer Percentage. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage. If you take a Withdrawal from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date, it will be based on the Strategy Interim Value and the Buffer Percentage or Floor Percentage will not apply. See Early Withdrawal Risk, below.

An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EARLY WITHDRAWAL RISK

The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle, and you should consider whether investing in the Contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn, because your Premium will be reduced in proportion to reductions in your Contract Value.

Withdrawals may be subject to Withdrawal Charges, Strategy Interim Value Adjustments, loss of interest and the possibility of adverse tax consequences. If you take a Withdrawal from an Indexed Crediting Rate Strategy prior to a Strategy Maturity Date, in extreme circumstances, you could lose up to 100% of your investment in an Indexed Crediting Rate Strategy due to a Strategy Interim Value Adjustment (i.e., a complete loss of your Premium and any prior earnings). For additional information, see 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value.

While the Contract provides for a Free Withdrawal Amount not subject to Withdrawal Charges, the Free Withdrawal Amount is limited, and Withdrawals of the Free Withdrawal Amount may be subject to negative Strategy Interim Value Adjustments and taxes. There also may be adverse tax consequences if you take early Withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59 1/2, which would be in addition to any other federal or state income taxes payable.

INDEXED CREDITING RATE STRATEGY RISK

An investment in an Indexed Crediting Rate Strategy is not an investment in the Index or in the securities tracked by the Index, and you will not own such securities. Your investment in the Indexed Crediting Rate Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Crediting Rate Strategy will have its own unique risks, and you should review the available Indexed Crediting Rate Strategies carefully before making an investment decision. When you invest in an Indexed Crediting Rate Strategy, you will be exposed to certain risks, including the following:

Buffer Percentage and Floor Percentage Risk

The Buffer Percentage or Floor Percentage that is applicable to an Indexed Crediting Rate Strategy only provides you with limited protection from negative Index performance at the end of a Strategy Period, or, in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, each Contract Year during the Strategy Period. You could lose a significant amount of your Premium and/or prior earnings under the Contract despite these limits on negative Index Returns.

Under an Indexed Crediting Rate Strategy, the maximum amount of loss that you could experience due to negative Index performance at the end of a Strategy Period, after taking into account the minimum limits on Index loss currently provided under the Contract, would be up to 90% of your investment in an Indexed Crediting Rate Strategy with a -10% Buffer Percentage, up to 80% of your investment in an Indexed Crediting Rate Strategy with a -20% Buffer Percentage and up to 10% of your investment in an Indexed Crediting Rate Strategy with a -10% Floor Percentage due to negative Index performance. If you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage applies each Contract Year during the Strategy Period, and at the end of a Strategy Period you could lose significantly more due to compounding annual losses. You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Strategy Period to the next; however, we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.

You also bear the risk that continued negative Index Returns may result in zero or negative Indexed Strategy Interest being credited to your Contract Value over multiple Strategy Periods. Given that the Floor Percentage and Buffer Percentage (as applicable) apply only to a single Strategy Period, if an Indexed Crediting Rate Strategy is credited with negative Strategy Interest for multiple Strategy Periods, the cumulative loss may exceed any single Strategy Period's stated limit of the Buffer Percentage or Floor Percentage. Similarly, if you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage will apply each Contract Year during a Strategy Period, so if the Index has negative performance for multiple Contract Years during the Strategy Period, the cumulative loss reflected in the Indexed Crediting Rate on the Strategy Maturity Date may exceed any single Contract Year's stated Buffer Percentage. For the 0% Floor Rate Strategy, Strategy Interest will not be negative so long as you do not remove any Contract Value from the Indexed Crediting Rate Strategy prior to the Strategy Maturity Date. In addition, the limits on downside loss provided by the Floor Percentage or Buffer Percentage, as applicable, are for the entire Strategy Period for a particular Indexed Crediting Rate Strategy and are not annual limits. For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

For Withdrawals, annuitizations and death benefits that occur during a Strategy Period, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Percentage or Floor Percentage in the calculation of the Strategy Interim Value. In order to receive the full protection, the particular transaction must occur on the Strategy Maturity Date.

Index Cap Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Cap Rate. The Index Cap Rate limits the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period, or, in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, each Contract Year during the Strategy Period. The Index Cap Rates do not guarantee a certain amount of Strategy Interest. The Indexed Crediting Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index is subject to a maximum in the form of the Index Cap Rate. The Index Cap Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Cap Rate of 5%, and the Index Return for the Strategy Period is 10%, we will credit 5% in Indexed Strategy Interest at the end of the Strategy Period.

The Index Cap Rate limits the amount of positive Strategy Interest that we may be obligated to credit for any Strategy Period. We set the Index Cap Rates at our discretion. You bear the risk that we will not set the Index Cap Rates higher than the Guaranteed Minimum Cap Rate. Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the Guaranteed Minimum Cap Rate of 2.0% for 1 year Strategy Period, the maximum potential gain at the end of the Strategy Period due to positive Index Return would be 2.0%.

The Index Cap Rate declared for a Strategy Period is for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. It is not an annual limit unless the Strategy Period is one year or in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Cap Rate offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Index Participation Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Participation Rate. At the end of the Strategy Period, your participation in any positive Index Return will be limited to a percentage of the positive Index Return. That percentage will equal the Index Participation Rate. The Index Participation Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Participation Rate of 80%, and the Index Return for the Strategy Period is 10%, we will credit 8% (80% of 10%) in Indexed Strategy Interest at the end of the Strategy Period.

The Index Participation Rate may limit the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period. The Indexed Crediting Rate for an Indexed Crediting Rate Strategy subject to an Index Participation Rate may be less than the positive Index Return of the applicable Index. We set the Index Participation Rates at our discretion. You bear the risk that we will not set the Index Participation Rates higher than the Guaranteed Minimum Participation Rate.

The Index Participation Rate declared for a Strategy Period is for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Participation Rate offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Index Trigger Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Trigger Rate. The Index Trigger Rate is the Indexed Crediting Rate that will be credited to your Contract for a given Strategy Period if the Index Return equals or exceeds the Trigger Threshold. The Index Trigger Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index will result in an Indexed Crediting Rate equal to the Index Trigger Rate, which may be less than the positive Index Return. The Index Trigger Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Trigger Rate of 5% and a Trigger Threshold of -5%, and the Index Return for the Strategy Period is 10%, we will credit 5% in Indexed Strategy Interest at the end of the Strategy Period.

The Index Trigger Rate limits the amount of positive Indexed Strategy Interest that we may be obligated to credit for any Strategy Period. We set the Index Trigger Rates and Trigger Thresholds at our discretion. You bear the risk that we will not set the Index Trigger Rates higher than the Guaranteed Minimum Trigger Rate and that we will not set the Trigger Threshold lower than -1%. Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming a Guaranteed Minimum Trigger Rate of 2.0% for 1 year Strategy Period, the maximum potential gain at the end of the Strategy Period due to positive Index performance would be 2.0%.

The Index Trigger Rate and Trigger Threshold declared for a Strategy Period are for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. They is not an annual amount unless the Strategy Period is one year. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Trigger Rate and Trigger Threshold offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Indexed Crediting Rate Strategy and Index Availability Risk

There is no guarantee that any particular Indexed Crediting Rate Strategy or Index will be available during the entire period that you own your Contract, although we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. If you are not comfortable with the possibility that the Indexed Crediting Rate Strategies available in the future may be different, you should not buy this Contract, as we do not guarantee the availability of any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy. In the future, we may not offer any Indexed Crediting Rate Strategies with a Floor Percentage, and we do not guarantee a minimum Floor Percentage for any new Indexed Crediting Rate Strategy with a Floor Percentage that we may decide to offer.

We may remove or replace an Index in the event of the Index being discontinued, an Index calculation substantially changing, the unavailability of Index values, the loss of our license or permission to use the Index, the inability to hedge risks associated with the Index or similar conditions approved by applicable regulators.

Other considerations relating to this risk include:

•  In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Strategy Period. This is because if we remove an Index during a Strategy Period, we will end, (i.e., mature), the Strategy Period on the date the Index is removed, and calculate the Indexed Crediting Rate based on the Indexed Crediting Rate Strategy's features (i.e. Index Cap Rate, Index Participation Rate, or Index Trigger Rate and Trigger Threshold, and Buffer Percentage or Floor Percentage, as applicable). Your Contract Value in the applicable Indexed Crediting Rate Strategy will be transferred to the Fixed Crediting Rate Strategy, and you will not be able to reallocate it until the next Contract Anniversary Date. This may negatively affect the Strategy Interest you earn during the Strategy Period.

•  On the next Contract Anniversary, you may transfer your Contract Value in the Fixed Crediting Rate Strategy to an Indexed Crediting Rate Strategy without charge. If you do not want to remain invested in the Fixed Crediting Rate Strategy until the next Contract Anniversary, your only option will be to withdraw the Contract Value, which may may be lower than the amount you invested and cause you to incur Withdrawal Charges, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  Changes to the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for an Indexed Crediting Rate Strategy, if any, occur at the beginning of the next Strategy Period. We will provide written notice at least 30 calendar days prior to each Strategy Start Date instructing you how to obtain the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for the next Strategy Period. Those Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds will be made available to you at least 15 calendar days prior to the Strategy Start Date. You are only able to make Transfers of Contract Value among the various Indexed Crediting Rate Strategies at the end of a Strategy Period (or, following exercise of a Performance Lock, on the next Contract Anniversary. See Limits on Transfers Between Indexed Crediting Rate Strategies, below.

•  If you do not like a new Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for a particular Indexed Crediting Rate Strategy, at the end of the current Strategy Period, you may transfer your Strategy Maturity Value to another Indexed Crediting Rate Strategy without charge.

•  If you do not want to invest in any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy under the Contract, your only option will be to fully withdraw or annuitize your Contract. Fully withdrawing or annuitizing your Contract may cause you to incur Withdrawal Charges, Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  We will not substitute any Index until the new Index has received any necessary regulatory approvals. Any addition, substitution, or removal of an Indexed Crediting Rate Strategy or Index will be communicated to you in writing. If we add or remove an Index, the changes will not be effective for your Contract until the start of the next Strategy Period. Adding or removing an Index does not cause a change in the Floor Percentage or Buffer Percentage Rates, as applicable. Any Indexed Crediting Rate Strategy based on the performance of the newly added Index may have a different Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold.

•  You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

For additional information, see 8. The Indexed Crediting Rate Strategies and 11. Options at End of Strategy Period.

Risks Associated with the Indices

•  The performance of an Index is based on changes in the values of the securities or other assets that comprise or define the Index. The securities and assets comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated.

•  The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Strategy Periods, may cause you to lose principal and/or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Period or multiple Strategy Periods.

•  Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):

°  Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

°  Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

°  Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.

•  We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Strategy Period as a whole (including a multi-year Strategy Period) even if the Index performed positively for certain periods of time during the Strategy Period.

•  An investment in an Indexed Crediting Rate Strategy is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indices.

•  Each Index is a "price return index," not "total return index," meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.

In addition to the foregoing, each Index has its own unique risks, as follows:

•  The S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization ("large cap") U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization ("small cap") companies.

•  Russell 2000® Index: This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.

•  Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

•  MSCI Emerging Markets (EM) Index: This Index is an equity index that is designed to measure equity market performance of emerging markets. The MSCI EM Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI EM Price Return Index does not include dividends declared by any of the companies included in this index. The securities comprising the MSCI EM Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. These risks are heightened in emerging markets, due to the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing and financial recordkeeping standards. The potential for significant such errors may impact the Index's performance. The rights and remedies of investors in an index that tracks foreign securities may be different from investments that track an index of domestic securities. Certain jurisdictions, such as China, limit oversight of audit work papers and practices of registered accouinting firms.

For additional information, see 8. The Indexed Crediting Rate Strategies – Indices.

LIQUIDITY RISK

The restrictions applicable to transfers between Investment Options create liquidity risk. You are only able to make transfers of Contract Value among the various Investment Options at the end of a Strategy Period. This significantly limits your ability to react to changes in market conditions during Strategy Periods.

Your Transfer requests must be received by us at least one Business Day prior to the end of a Strategy Period. If you submit a Transfer request but we do not receive it prior to that time, your Strategy Maturity Value will be automatically re-invested as described in 11. Options at End of Strategy Period. If the Strategy Maturity Date is not on a Business Day, we must receive your Transfer request by the Business Day prior to the last Business Day before the Strategy Maturity Date. For example, if the Strategy Maturity Date is a Saturday, and the last preceding business Day is the preceding Friday, your Transfer request must be received by us before the end of the Business Day on the preceding Thursday. This example assumes no holidays during this period.

In the absence of timely instructions in Good Order, the Strategy Maturity Value in the ended Investment Option will be automatically re-invested in the same Investment Option (Indexed Crediting Rate Strategy or Fixed Crediting Rate Strategy) for a new Strategy Period (subject to the Index Cap Rate, Index Participation Rate, Index Trigger Rate and Trigger Threshold or annual interest rate applicable to a new Strategy Period), provided that the same Crediting Rate Strategy is available for a new Strategy Period.

If we do not receive timely instructions in Good Order and the same Investment Option is no longer available, the Strategy Maturity Value in the ended Investment Option will be automatically Transferred to the Fixed Crediting Rate Strategy. We reserve the right to change the default options as described above in the future.

Please note that the Index Cap Rate, Index Participation Rate, Index Trigger Rate and Trigger Threshold or annual interest rate we declare for the new Strategy Period may be higher or lower than the previous Strategy Period, subject to the guaranteed limits described in this prospectus.

Because Transfers from an Investment Option are only allowed on the Strategy Maturity Date, if you fail to Transfer Strategy Maturity Value at the end of a Strategy Period and do not wish to remain invested in a particular Investment for another Strategy Period, you may take a full Withdrawal of the related Contract Value. Withdrawing all or some of the Contract Value may cause you to incur Withdrawal Charges, negative Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. Additionally, if you are invested in a multi-year Indexed Crediting Rate Strategy, you can exercise the Performance Lock and reallocate your Contract Value in the Indexed Crediting Rate Strategy on the next Contract Anniversary. For additional information, see 11. Options at End of Strategy Period.

STRATEGY INTERIM VALUE RISK

On each Business Day of the Strategy Period, other than the first and last day, we determine the Strategy Interim Value for each Indexed Crediting Rate Strategy. In order to calculate your Strategy Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives (which we may or may not actually hold) less a provision for the cost attributable to reasonably expected or actual trading costs at the time of calculation in order to provide a current estimate of the value of the Indexed Crediting Rate Strategy at the end of the Strategy Period. This means that even if the Index has performed positively, it is possible that the Strategy Interim Value may have decreased. For more information and to see how we calculate the Strategy Interim Value, see 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value and the Statement of Additional Information.

A Strategy Interim Value Adjustment will apply to your Contract when one of the following transactions occurs: (i) any Withdrawal from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date, including a full surrender, partial Withdrawal, Withdrawal of the Free Surrender Amount, RMD Withdrawal, scheduled Withdrawal, or unscheduled Withdrawal; (ii) any Annuitization of Contract Value in an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date; or (iii) any death benefit based on Contract Value, if Contract Value is allocated to an Indexed Crediting Rate Strategy and the death benefit is calculated prior to the Strategy Maturity Date.

If you allocate Contract Value to an Indexed Crediting Rate Strategy, Indexed Strategy Interest will not be credited to your Contract Value in the particular Indexed Crediting Rate Strategy until the end of the Strategy Period. Amounts withdrawn from an Indexed Crediting Rate Strategy prior to the end of a Strategy Period will not have Indexed Strategy Interest applied to it. This includes Contract Value being applied to pay a death benefit or to an Annuitization option during a Strategy Period. Except for the first and last Business Day of a Strategy Period, your Strategy Interim Value is the amount available for Withdrawals, surrenders, annuitization and death benefits. There is a risk that this Strategy Interim Value could be less than your original Premium, resulting in a negative Strategy Interim Value Adjustment, even if the applicable Index has been performing positively.

Partial Withdrawals prior to the Strategy Maturity Date for an Indexed Crediting Rate Strategy will also reduce your Strategy Base Value for that Indexed Crediting Rate Strategy. The Strategy Base Value represents the amount contributed to the Indexed Crediting

Rate Strategy, subject to reductions during the Strategy Period. Generally, when a partial Withdrawal is taken from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date, the Strategy Base Value will be proportionately reduced, and this reduction could be greater than the amount withdrawn. When a partial Withdrawal is taken from an Indexed Crediting Rate Strategy on the Strategy Maturity Date, the Strategy Base Value is reduced by the amount withdrawn. A reduction to your Strategy Base Value prior to the end of the Strategy Period for an Indexed Crediting Rate Strategy will result in lower Strategy Interim Values for the remainder of the Strategy Period. Also, a reduction to your Strategy Base Value will result in less gain or more loss, as applicable, at the end of a Strategy Period.

For additional information, see 10. Valuing Your Contract – Impact of Withdrawals from Indexed Crediting Rate Strategies.

PERFORMANCE LOCK RISK

If you exercise a Performance Lock, and the locked-in Strategy Interim Value is less than your Strategy Base Value, you will be locking-in a loss rather than a gain. The loss could be significant. The Indexed Strategy Interest you receive upon exercising the Performance Lock may be lower than the Indexed Strategy Interest you would have received on the Strategy Maturity Date if you hadn't exercised the Performance Lock. Similarly, you may receive a negative Indexed Strategy Interest due to exercising Performance Lock when, had you not exercised Performance Lock, you would have received a positive Indexed Strategy Interest on the Strategy Maturity Date. You also may receive less than the full protection of the Buffer Percentage or Floor Percentage (as applicable). This is due to the Strategy Interim Value being applied in calculating the Indexed Strategy Interest instead of the point-to-point crediting method. If a Performance Lock is exercised, the Indexed Crediting Rate Strategy's Floor Percentage or Buffer Percentage, Index Cap Rate, Index Participation Rate and Index Trigger Rate and Trigger Threshold (as applicable) will no longer be applied on the Strategy Maturity Date. If a Performance Lock has been exercised and the current Strategy Maturity Date is later than the next Contract Anniversary, the Strategy Period is shortened, and the Strategy Maturity Date is moved up to the next Contract Anniversary.

In addition, at the time you exercise a Performance Lock, you will not know the locked-in Strategy Interim Value in advance because the Strategy Interim Value is calculated at the end of the Business Day. The locked-in Strategy Interim Value could be lower than you anticipated. If you submit a Performance Lock request, the locked-in Strategy Interim Value may be lower or higher than the Strategy Interim Value that was last calculated before you submitted your request. If you establish a Lock Threshold, you will not know the locked-in Strategy Interim Value in advance, although the locked-in Strategy Interim Value will be at least equal to the Lock Threshold. For additional information on how the Strategy Interim Value is calculated, see 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value and the Statement of Additional Information.

You can obtain the current Strategy Interim Value by calling us at 1-833-4-ASPIDA (1-833-427-7432) or by visiting https://sso.aspida.com/ and using your secure login. However, as explained above, if you were to exercise Performance Lock, the locked-in Strategy Interim Value may be more or less than the quoted value. You should speak to your financial professional before executing a Performance Lock.

We will not provide advice or notify you regarding whether you should exercise the Performance Lock features or the optimal time for doing so. It is possible that you may exercise Performance Lock at a sub-optimal time during the Strategy Period, or that there is no optimal time to exercise Performance Lock during a Strategy Period. We will not warn you if you exercise the Performance Lock features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Performance Lock features.

Once a Performance Lock is executed, it is irrevocable for that Strategy Period. A lock-in will not be applied retroactively and can only be exercised for the entire Indexed Crediting Rate Strategy. A Performance Lock may only be exercised once per Strategy Period for each Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Performance Lock Feature.

FIXED CREDITING RATE STRATEGY RISK

We determine the annual interest rate for the Fixed Crediting Rate Strategy at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.25%. You bear the risk that we will not credit interest for a new Strategy Period at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Crediting Rate Strategy will be made available for future Strategy Periods.

For additional information, see 9. The Fixed Crediting Rate Strategy.

INSURANCE COMPANY RISKS

An investment in the Contract is subject to risks related to the Company. No company other than us has any legal responsibility to pay amounts that we owe under the Contract including amounts allocated to the Indexed Crediting Rate Strategies and Fixed Crediting Rate Strategy. The general obligations and any guaranteed benefits under the Contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

The Unregistered Separate Account, which we use to support the Indexed Crediting Rate Strategies, is not insulated and, like our general account, is subject to the claims of our creditors. It is also non-unitized, which means neither a Contract Owner nor amounts allocated to the Indexed Crediting Rate Strategies participate in the performance of the assets held in the Unregistered Separate Account.

RISK OF ADVERSE TAX CONSEQUENCES

The tax considerations associated with the Contract vary and can be complicated. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person's Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

BUSINESS DISRUPTION AND CYBERSECURITY RISKS

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your Contract Value and interfere with our ability to process contract transactions and calculate Contract Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Contract Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Contract Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

You may purchase the Contract by completing an application and submitting a minimum Premium Payment of $25,000. The Contract is a single premium annuity contract. This means only one Premium Payment is allowed under the Contract. However, the single Premium Payment may be received from multiple sources. For IRAs, because the minimum Premium Payment we accept exceeds the annual contribution limits for IRAs, your Premium Payment must include a rollover contribution from an existing IRA or qualified retirement plan balance.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]		We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]		100.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]		An investment in an Indexed Crediting Rate Strategy is not an investment in the Index or in the securities tracked by the Index, and you will not own such securities.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]		You could lose a significant amount of your Premium and/or prior earnings under the Contract despite these limits on negative Index Returns.
Index-Linked Option Risk, Interest Crediting [Text Block]

There is no guarantee that any particular Indexed Crediting Rate Strategy or Index will be available during the entire period that you own your Contract, although we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. If you are not comfortable with the possibility that the Indexed Crediting Rate Strategies available in the future may be different, you should not buy this Contract, as we do not guarantee the availability of any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy. In the future, we may not offer any Indexed Crediting Rate Strategies with a Floor Percentage, and we do not guarantee a minimum Floor Percentage for any new Indexed Crediting Rate Strategy with a Floor Percentage that we may decide to offer.

Index-Linked Option Reallocation Risk [Text Block]

Other considerations relating to this risk include:

•  In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Strategy Period. This is because if we remove an Index during a Strategy Period, we will end, (i.e., mature), the Strategy Period on the date the Index is removed, and calculate the Indexed Crediting Rate based on the Indexed Crediting Rate Strategy's features (i.e. Index Cap Rate, Index Participation Rate, or Index Trigger Rate and Trigger Threshold, and Buffer Percentage or Floor Percentage, as applicable). Your Contract Value in the applicable Indexed Crediting Rate Strategy will be transferred to the Fixed Crediting Rate Strategy, and you will not be able to reallocate it until the next Contract Anniversary Date. This may negatively affect the Strategy Interest you earn during the Strategy Period.

•  On the next Contract Anniversary, you may transfer your Contract Value in the Fixed Crediting Rate Strategy to an Indexed Crediting Rate Strategy without charge. If you do not want to remain invested in the Fixed Crediting Rate Strategy until the next Contract Anniversary, your only option will be to withdraw the Contract Value, which may may be lower than the amount you invested and cause you to incur Withdrawal Charges, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  Changes to the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for an Indexed Crediting Rate Strategy, if any, occur at the beginning of the next Strategy Period. We will provide written notice at least 30 calendar days prior to each Strategy Start Date instructing you how to obtain the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for the next Strategy Period. Those Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds will be made available to you at least 15 calendar days prior to the Strategy Start Date. You are only able to make Transfers of Contract Value among the various Indexed Crediting Rate Strategies at the end of a Strategy Period (or, following exercise of a Performance Lock, on the next Contract Anniversary. See Limits on Transfers Between Indexed Crediting Rate Strategies, below.

•  If you do not like a new Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for a particular Indexed Crediting Rate Strategy, at the end of the current Strategy Period, you may transfer your Strategy Maturity Value to another Indexed Crediting Rate Strategy without charge.

•  If you do not want to invest in any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy under the Contract, your only option will be to fully withdraw or annuitize your Contract. Fully withdrawing or annuitizing your Contract may cause you to incur Withdrawal Charges, Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  We will not substitute any Index until the new Index has received any necessary regulatory approvals. Any addition, substitution, or removal of an Indexed Crediting Rate Strategy or Index will be communicated to you in writing. If we add or remove an Index, the changes will not be effective for your Contract until the start of the next Strategy Period. Adding or removing an Index does not cause a change in the Floor Percentage or Buffer Percentage Rates, as applicable. Any Indexed Crediting Rate Strategy based on the performance of the newly added Index may have a different Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold.

•  You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

For additional information, see 8. The Indexed Crediting Rate Strategies and 11. Options at End of Strategy Period.

Index-Linked Option Risk, Index Risk [Text Block]	For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

For Withdrawals, annuitizations and death benefits that occur during a Strategy Period, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Percentage or Floor Percentage in the calculation of the Strategy Interim Value. In order to receive the full protection, the particular transaction must occur on the Strategy Maturity Date.

Index Cap Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Cap Rate. The Index Cap Rate limits the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period, or, in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, each Contract Year during the Strategy Period. The Index Cap Rates do not guarantee a certain amount of Strategy Interest. The Indexed Crediting Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index is subject to a maximum in the form of the Index Cap Rate. The Index Cap Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Cap Rate of 5%, and the Index Return for the Strategy Period is 10%, we will credit 5% in Indexed Strategy Interest at the end of the Strategy Period.

The Index Cap Rate limits the amount of positive Strategy Interest that we may be obligated to credit for any Strategy Period. We set the Index Cap Rates at our discretion. You bear the risk that we will not set the Index Cap Rates higher than the Guaranteed Minimum Cap Rate. Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the Guaranteed Minimum Cap Rate of 2.0% for 1 year Strategy Period, the maximum potential gain at the end of the Strategy Period due to positive Index Return would be 2.0%.

The Index Cap Rate declared for a Strategy Period is for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. It is not an annual limit unless the Strategy Period is one year or in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Cap Rate offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Index Participation Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Participation Rate. At the end of the Strategy Period, your participation in any positive Index Return will be limited to a percentage of the positive Index Return. That percentage will equal the Index Participation Rate. The Index Participation Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Participation Rate of 80%, and the Index Return for the Strategy Period is 10%, we will credit 8% (80% of 10%) in Indexed Strategy Interest at the end of the Strategy Period.

The Index Participation Rate may limit the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period. The Indexed Crediting Rate for an Indexed Crediting Rate Strategy subject to an Index Participation Rate may be less than the positive Index Return of the applicable Index. We set the Index Participation Rates at our discretion. You bear the risk that we will not set the Index Participation Rates higher than the Guaranteed Minimum Participation Rate.

The Index Participation Rate declared for a Strategy Period is for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Participation Rate offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Index Trigger Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Trigger Rate. The Index Trigger Rate is the Indexed Crediting Rate that will be credited to your Contract for a given Strategy Period if the Index Return equals or exceeds the Trigger Threshold. The Index Trigger Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index will result in an Indexed Crediting Rate equal to the Index Trigger Rate, which may be less than the positive Index Return. The Index Trigger Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Trigger Rate of 5% and a Trigger Threshold of -5%, and the Index Return for the Strategy Period is 10%, we will credit 5% in Indexed Strategy Interest at the end of the Strategy Period.

The Index Trigger Rate limits the amount of positive Indexed Strategy Interest that we may be obligated to credit for any Strategy Period. We set the Index Trigger Rates and Trigger Thresholds at our discretion. You bear the risk that we will not set the Index Trigger Rates higher than the Guaranteed Minimum Trigger Rate and that we will not set the Trigger Threshold lower than -1%. Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming a Guaranteed Minimum Trigger Rate of 2.0% for 1 year Strategy Period, the maximum potential gain at the end of the Strategy Period due to positive Index performance would be 2.0%.

The Index Trigger Rate and Trigger Threshold declared for a Strategy Period are for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. They is not an annual amount unless the Strategy Period is one year. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Trigger Rate and Trigger Threshold offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Indexed Crediting Rate Strategy and Index Availability Risk

There is no guarantee that any particular Indexed Crediting Rate Strategy or Index will be available during the entire period that you own your Contract, although we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. If you are not comfortable with the possibility that the Indexed Crediting Rate Strategies available in the future may be different, you should not buy this Contract, as we do not guarantee the availability of any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy. In the future, we may not offer any Indexed Crediting Rate Strategies with a Floor Percentage, and we do not guarantee a minimum Floor Percentage for any new Indexed Crediting Rate Strategy with a Floor Percentage that we may decide to offer.

We may remove or replace an Index in the event of the Index being discontinued, an Index calculation substantially changing, the unavailability of Index values, the loss of our license or permission to use the Index, the inability to hedge risks associated with the Index or similar conditions approved by applicable regulators.

Other considerations relating to this risk include:

•  In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Strategy Period. This is because if we remove an Index during a Strategy Period, we will end, (i.e., mature), the Strategy Period on the date the Index is removed, and calculate the Indexed Crediting Rate based on the Indexed Crediting Rate Strategy's features (i.e. Index Cap Rate, Index Participation Rate, or Index Trigger Rate and Trigger Threshold, and Buffer Percentage or Floor Percentage, as applicable). Your Contract Value in the applicable Indexed Crediting Rate Strategy will be transferred to the Fixed Crediting Rate Strategy, and you will not be able to reallocate it until the next Contract Anniversary Date. This may negatively affect the Strategy Interest you earn during the Strategy Period.

•  On the next Contract Anniversary, you may transfer your Contract Value in the Fixed Crediting Rate Strategy to an Indexed Crediting Rate Strategy without charge. If you do not want to remain invested in the Fixed Crediting Rate Strategy until the next Contract Anniversary, your only option will be to withdraw the Contract Value, which may may be lower than the amount you invested and cause you to incur Withdrawal Charges, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  Changes to the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for an Indexed Crediting Rate Strategy, if any, occur at the beginning of the next Strategy Period. We will provide written notice at least 30 calendar days prior to each Strategy Start Date instructing you how to obtain the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for the next Strategy Period. Those Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds will be made available to you at least 15 calendar days prior to the Strategy Start Date. You are only able to make Transfers of Contract Value among the various Indexed Crediting Rate Strategies at the end of a Strategy Period (or, following exercise of a Performance Lock, on the next Contract Anniversary. See Limits on Transfers Between Indexed Crediting Rate Strategies, below.

•  If you do not like a new Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for a particular Indexed Crediting Rate Strategy, at the end of the current Strategy Period, you may transfer your Strategy Maturity Value to another Indexed Crediting Rate Strategy without charge.

•  If you do not want to invest in any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy under the Contract, your only option will be to fully withdraw or annuitize your Contract. Fully withdrawing or annuitizing your Contract may cause you to incur Withdrawal Charges, Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  We will not substitute any Index until the new Index has received any necessary regulatory approvals. Any addition, substitution, or removal of an Indexed Crediting Rate Strategy or Index will be communicated to you in writing. If we add or remove an Index, the changes will not be effective for your Contract until the start of the next Strategy Period. Adding or removing an Index does not cause a change in the Floor Percentage or Buffer Percentage Rates, as applicable. Any Indexed Crediting Rate Strategy based on the performance of the newly added Index may have a different Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold.

•  You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

For additional information, see 8. The Indexed Crediting Rate Strategies and 11. Options at End of Strategy Period.

Risks Associated with the Indices

•  The performance of an Index is based on changes in the values of the securities or other assets that comprise or define the Index. The securities and assets comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated.

•  The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Strategy Periods, may cause you to lose principal and/or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Period or multiple Strategy Periods.

•  Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):

°  Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

°  Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

°  Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.

•  We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Strategy Period as a whole (including a multi-year Strategy Period) even if the Index performed positively for certain periods of time during the Strategy Period.

•  An investment in an Indexed Crediting Rate Strategy is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indices.

•  Each Index is a "price return index," not "total return index," meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.

In addition to the foregoing, each Index has its own unique risks, as follows:

•  The S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization ("large cap") U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization ("small cap") companies.

•  Russell 2000® Index: This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.

•  Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

•  MSCI Emerging Markets (EM) Index: This Index is an equity index that is designed to measure equity market performance of emerging markets. The MSCI EM Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI EM Price Return Index does not include dividends declared by any of the companies included in this index. The securities comprising the MSCI EM Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. These risks are heightened in emerging markets, due to the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing and financial recordkeeping standards. The potential for significant such errors may impact the Index's performance. The rights and remedies of investors in an index that tracks foreign securities may be different from investments that track an index of domestic securities. Certain jurisdictions, such as China, limit oversight of audit work papers and practices of registered accouinting firms.

For additional information, see 8. The Indexed Crediting Rate Strategies – Indices.

Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]

We may remove or replace an Index in the event of the Index being discontinued, an Index calculation substantially changing, the unavailability of Index values, the loss of our license or permission to use the Index, the inability to hedge risks associated with the Index or similar conditions approved by applicable regulators.

Index-Linked Option Changes Features Risk [Text Block]

•  If you do not want to invest in any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy under the Contract, your only option will be to fully withdraw or annuitize your Contract. Fully withdrawing or annuitizing your Contract may cause you to incur Withdrawal Charges, Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

Stops Accepting Payments Risk [Text Block]		The Contract is a single premium annuity contract. This means only one Premium Payment is allowed under the Contract.
Restrictions on Transfers Risk [Text Block]

LIQUIDITY RISK

The restrictions applicable to transfers between Investment Options create liquidity risk. You are only able to make transfers of Contract Value among the various Investment Options at the end of a Strategy Period. This significantly limits your ability to react to changes in market conditions during Strategy Periods.

Your Transfer requests must be received by us at least one Business Day prior to the end of a Strategy Period. If you submit a Transfer request but we do not receive it prior to that time, your Strategy Maturity Value will be automatically re-invested as described in 11. Options at End of Strategy Period. If the Strategy Maturity Date is not on a Business Day, we must receive your Transfer request by the Business Day prior to the last Business Day before the Strategy Maturity Date. For example, if the Strategy Maturity Date is a Saturday, and the last preceding business Day is the preceding Friday, your Transfer request must be received by us before the end of the Business Day on the preceding Thursday. This example assumes no holidays during this period.

In the absence of timely instructions in Good Order, the Strategy Maturity Value in the ended Investment Option will be automatically re-invested in the same Investment Option (Indexed Crediting Rate Strategy or Fixed Crediting Rate Strategy) for a new Strategy Period (subject to the Index Cap Rate, Index Participation Rate, Index Trigger Rate and Trigger Threshold or annual interest rate applicable to a new Strategy Period), provided that the same Crediting Rate Strategy is available for a new Strategy Period.

If we do not receive timely instructions in Good Order and the same Investment Option is no longer available, the Strategy Maturity Value in the ended Investment Option will be automatically Transferred to the Fixed Crediting Rate Strategy. We reserve the right to change the default options as described above in the future.

Please note that the Index Cap Rate, Index Participation Rate, Index Trigger Rate and Trigger Threshold or annual interest rate we declare for the new Strategy Period may be higher or lower than the previous Strategy Period, subject to the guaranteed limits described in this prospectus.

Because Transfers from an Investment Option are only allowed on the Strategy Maturity Date, if you fail to Transfer Strategy Maturity Value at the end of a Strategy Period and do not wish to remain invested in a particular Investment for another Strategy Period, you may take a full Withdrawal of the related Contract Value. Withdrawing all or some of the Contract Value may cause you to incur Withdrawal Charges, negative Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. Additionally, if you are invested in a multi-year Indexed Crediting Rate Strategy, you can exercise the Performance Lock and reallocate your Contract Value in the Indexed Crediting Rate Strategy on the next Contract Anniversary. For additional information, see 11. Options at End of Strategy Period.

Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
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Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]

GENERAL

The Contract currently offers several Indexed Crediting Rate Strategies to which you may allocate your premium, including some Indexed Crediting Rate Strategies that provide a Buffer Percentage and some that provide a Floor Percentage.

We will credit positive or negative Indexed Strategy Interest at the end of a Strategy Period to amounts allocated to an Indexed Crediting Rate Strategy based, in part, on the performance of the Index. An investment in an Indexed Crediting Rate Strategy is not an investment in the Index or in any Index fund.

With the exception of Indexed Crediting Rate Strategies with a Guaranteed Annual Cap Rate and Buffer, each of the available Indexed Crediting Rate Strategies utilizes a point-to-point Crediting Strategy with either an Index Cap Rate, Index Participation Rate or Index Trigger Rate to calculate Indexed Strategy Interest based on the Index Return from the Strategy Start Date to the Strategy Maturity Date. Additional information about how each Crediting Strategy works is provided below. You can select Indexed Crediting Rate Strategies with Strategy Periods of either one year, three years or six years. The Indexed Crediting Rate Strategies provide different Buffer Percentage or Floor Percentage options. Greater downside protection in the form of a higher Buffer Percentage or lower Floor Percentage may result in less upside potential in the form of a lower Index Cap Rate, Index Participation Rate or Index Trigger Rate.

You could lose a significant amount of money if the Index declines in value, and you can lose a significant amount of money due to the use a Strategy Interim Value Adjustment if amounts are removed from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date. We can add or remove Indexed Crediting Rate Strategies and change the features of an Indexed Crediting Rate Strategy from one Strategy Period to the next, including the Index and the current limits on Index gains (the Index Cap Rate, Index Participation Rate or Index Trigger Rate) and losses (the Buffer Percentage or Floor Percentage), subject to the minimum guarantees described in this Prospectus.

Information regarding the features of each currently offered Indexed Crediting Rate Strategy, including (i) its name, (ii) the type of Index, (iii) its Strategy Period, (iv) its Index Crediting Methodology; (v) its current limit on Index loss, and (vi) its minimum limit on Index gain, is available in an appendix to the prospectus. See Appendix A – Investment Options Available Under the Contract.

STRATEGY PERIODS

The Strategy Period for an Indexed Crediting Rate Strategy is either one, three or six years. Strategy Periods always begin and end on a Contract Anniversary, meaning the Strategy Maturity Date for a Strategy Period is the Strategy Start Date for the next Strategy Period. Before selecting an Indexed Crediting Rate Strategy for investment, you should consider in consultation with your financial professional which Strategy Period lengths may be appropriate for you based on your liquidity needs, investment horizon and financial goals. Investing in Indexed Crediting Rate Strategies with shorter Strategy Periods will provide more frequent crediting of Indexed Strategy Interest Crediting and opportunities to transfer Contract Value; however, assuming the same Index and limit on Index loss, Indexed Crediting Rate Strategies with shorter Strategy Periods generally tend to have less potential for gain. Conversely, investing in Indexed Crediting Rate Strategies with longer Strategy Periods will provide less frequent crediting of Indexed Strategy Interest Crediting and opportunities to transfer Contract Value; however, assuming the same Index and limit on Index loss, Indexed Crediting Rate Strategies with longer Strategy Periods generally tend to have more potential for gain.

All amounts allocated to an Indexed Crediting Rate Strategy must remain in the indexed Crediting Rate Strategy until the Strategy Maturity Date to be credited with Indexed Strategy Interest and to avoid a possible negative Strategy Interim Value Adjustment in addition to Withdrawal Charges and tax consequences.

In addition to Withdrawals, annuitization and Death Benefit payments are based on Strategy Interim Value. See 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value.

CREDITING METHODS

We calculate and credit interest for each Indexed Crediting Rate Strategy based on the performance of an Index. Interest is calculated by multiplying the Strategy Base Value by the Indexed Crediting Rate. The Indexed Crediting Rate is the Index Return measured over the applicable Strategy Period, adjusted for any applicable Index Cap Rate, Index Participation Rate, Index Trigger Rate, Buffer Percentage and Floor Percentage.

Calculating the Index Return. With the exception of Indexed Crediting Rate Strategies with a Guaranteed Annual Cap Rate and Buffer, which is described below, each Indexed Crediting Rate Strategy uses a "point-to-point" method for calculating the Index Return. For any Strategy Period, a "point-to-point" method compares the Index Value on the Strategy Start Date and Strategy Maturity Date. Example: Assume that you allocate funds to an Indexed Crediting Rate Strategy using the S&P 500® Index and between the Strategy Start Date and Strategy Maturity Date, the closing value of the S&P 500® on those two dates increased by 8%. There would be a positive Index Return of 8% for that Indexed Crediting Rate Strategy for the Strategy Period. If instead the S&P 500® decreased by 5%, there would be a 5% negative Index Return for the Indexed Crediting Rate Strategy for the Strategy Period.

Calculating the Indexed Crediting Rate. After the Index Return is calculated at the end of the Strategy Period, for any positive Index Return, we then limit your Index gains by applying the Index Cap Rate, Index Participation Rate or Index Trigger Rate for that Indexed Crediting Rate Strategy to calculate the Indexed Crediting Rate. For any negative Index Return, we will then limit your Index losses by applying the Buffer Percentage or Floor Percentage for the Indexed Crediting Rate Strategy to calculate the Indexed Crediting Rate.

Limits on Index Losses

•  Buffer Percentage. If an Indexed Crediting Rate Strategy has a Buffer Percentage, the Buffer Percentage represents the amount of any negative Index Return the Company will absorb before you are credited with negative interest. Each Indexed Crediting Rate Strategy with a Buffer Percentage will specify the Buffer Percentage for that strategy. Depending on which Indexed Crediting Rate Strategy you select, the Buffer Percentage will provide protection from a negative Index Return of up to -10% or up to -20%. The Buffer Percentage will not change during a Strategy Period.

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes a Buffer Percentage when the Index Return is negative assuming hypothetical Index Returns and hypothetical limits on Index losses. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Buffer Percentage of -10% and, at the end of the Strategy Period, there is a negative Index Return of -8%. In this case, to determine the Indexed Crediting Rate we would compare the Buffer Percentage of -10% to the negative Index Return of- 8%. Because the negative Index Return (-8%) does not exceed the Buffer Percentage of -10%, the Indexed Crediting Rate would be 0%. As a result, we would not credit any negative interest to your Strategy Base Value. In this example, the Buffer Percentage provided complete downside protection by preventing you from being credited with negative interest.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Buffer Percentage of -10% and, at the end of the Strategy Period, there is a negative Index Return of -15%. In this case, to determine the Indexed Crediting Rate, we would compare the Buffer Percentage of -10% to the negative Index Return of -15%. Because the negative Index Return (-15%) exceeds the Buffer Percentage of -10%, the Indexed Crediting Rate would be -5% (Index Return of -15% offset by a Buffer Percentage of -10%). As a result, we would credit negative interest equivalent to your Strategy Base Value multiplied by -5%. In this example, the Buffer Percentage provided downside protection because it did limit your loss from -15% to -5%, but it did not provide complete downside protection.

The Buffer Percentage for an Indexed Crediting Rate Strategy will not change while we continue to offer that Indexed Crediting Rate Strategy. However, we reserve the right to add and remove Indexed Crediting Rate Strategies as available investment options. As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next, provided that we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. The Buffer Percentage provides only limited protection from downside risk. You should understand that the Buffer Percentage does not provide absolute protection against negative interest being credited. You may lose money.

Every Indexed Crediting Rate Strategy has its own Buffer Percentage or Floor Percentage. Any portion of your Contract Value that is not allocated to an Indexed Crediting Rate Strategy that includes a Buffer Percentage will not benefit from the protection afforded by a Buffer Percentage.

•  Floor Percentage. If an Indexed Crediting Rate Strategy has a Floor Percentage, the Floor Percentage is the maximum negative Indexed Crediting Rate for that Indexed Crediting Rate Strategy for a given Strategy Period. Each Indexed Crediting Rate Strategy with a Floor Percentage will specify the Floor Percentage for that strategy. Depending on which Indexed Crediting Rate Strategy you select, the Floor Percentage will provide protection from a negative Index Return greater than -10% or greater than 0%. If the Floor Percentage is 0%, you are protected from all losses on the Strategy Maturity Date. Before selecting an Indexed Crediting Rate Strategy, you should consider whether the limit on Index gains imposed under the Indexed Crediting Rate Strategy and the protections against Index losses offered by the Floor Percentage are appropriate based on your risk tolerance and investment needs. The Floor Percentage will not change during a Strategy Period. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes a Floor Percentage when the Index Return is negative assuming hypothetical Index Returns and hypothetical limits on Index losses. The examples assume no Withdrawals.

Example 1: Assume that you allocate Funds to an Indexed Crediting Rate Strategy that includes a Floor Percentage of -10% and, at the end of the Strategy Period, the Index Return is -5%. In this case, to calculate the Indexed Crediting Rate, we would compare the Index Floor of -10% to the Index Return of -5%. Because the Floor Percentage (-10%) is less (more negative) than the Index Return (-5%), the Indexed Crediting Rate would be -5%. As a result, we would credit negative interest to your Strategy Base Value at the Indexed Crediting Rate of -5%. In this example, the Floor Percentage did not provide any downside protection.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Floor Percentage of -10% and, at the end of the Strategy Period, the Index Return is -15%. In this case, to calculate the Indexed Crediting Rate, we would compare the Floor Percentage of -10% to the Index Return of -15%. Because the Floor Percentage (-10%) is higher (less negative) than the Index Return (-15%), the Indexed Crediting Rate would be -10%. As a result, we would credit negative interest to your Strategy Base Value at the Indexed Crediting Rate of -10%. In this example, the Floor Percentage provided downside protection by limiting your loss.

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Floor Percentage of 0% and, at the end of the Strategy Period, the Index Return is -15%. Because a Floor Percentage of 0% protects you against all negative Index Returns, the Indexed Crediting Rate would be 0%. As a result, we would not credit any negative or positive interest to your Strategy Base Value. A Floor Percentage of 0% provides downside protection by ensuring you have no loss on the Strategy Maturity Date.

The Floor Percentage for an Indexed Crediting Rate Strategy will not change while we continue to offer that Indexed Crediting Rate Strategy. However, we reserve the right to add and remove Indexed Crediting Rate Strategies as available investment options. As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next. Unless the Floor Percentage is 0%, the Floor Percentage provides only limited protection from downside risk. You should understand that the Floor Percentage does not provide absolute protection against negative interest being credited. You may lose money.

Every Indexed Crediting Rate Strategy has its own Buffer Percentage or Floor Percentage. Any portion of your Contract Value that is not allocated to an Indexed Crediting Rate Strategy that includes a Floor Percentage will not benefit from the protection afforded by a Floor Percentage.

We set the limit on Index losses for each Indexed Crediting Rate Strategy at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. Generally, assuming the same Index and Strategy Period length, an Indexed Crediting Rate Strategy that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Strategy Period length, an Indexed Crediting Rate Strategy that provides less protection from Index losses will generally tend to have more potential for Index gains.

Before selecting an Indexed Crediting Rate Strategy for investment, you should consider in consultation with your financial professional the limits on Index losses that may be appropriate for you based on your risk tolerance, investment horizon and financial goals.

Limits on Index Gains

•  Index Cap Rate. If an Indexed Crediting Rate Strategy has an Index Cap Rate, the Index Cap Rate represents the maximum positive Index Return that would be used to calculate the Indexed Crediting Rate for a given Strategy Period, which will limit your positive returns. The Indexed Crediting Rate for the Strategy Period will be the lesser of (i) the Index Return and (ii) the Index Cap Rate. We set the Index Cap Rate for each Indexed Crediting Rate Strategy prior to the Strategy Start Date. The Index Cap Rate may be different for different Indexed Crediting Rate Strategies and may vary for any Strategy Period for any Indexed Crediting Rate Strategy. In no event will an Index Cap Rate be lower than the Guaranteed Minimum Cap Rate.

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes an Index Cap Rate when the Index Return is positive assuming hypothetical Index Returns and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Cap Rate of 6%. Also assume that at the end of the Strategy Period, the positive Index Return is 5%. In this case, to determine the Indexed Crediting Rate, we would compare the 5% to the Index Cap Rate of 6%. Because the positive Index Return is less than the Index Cap Rate (6%), the full 5% would be used for the Indexed Crediting Rate. As a result, you would be credited with Indexed Strategy Interest equivalent to 5% of your Strategy Base Value. In this example, the Index Cap Rate did not limit your potential gain.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Cap Rate of 7%. Also assume that at the end of the Strategy Period, the positive Index Return is 10%. In this case, to determine the Indexed Crediting Rate, we would compare the 10% to the Index Cap Rate of 7%. Because the positive Index Return is higher than the Index Cap Rate (7%), the Index Cap Rate of 7% would be used for the Indexed Crediting Rate. As a result, you would be credited with Indexed Strategy Interest equivalent to 7% of your Strategy Base Value. In this example, the Index Cap Rate limited your potential gain.

The Index Cap Rates do not guarantee a certain amount of interest will be credited. The Index Cap Rates benefit us because they limit the amount of positive Index Return that we may be obligated to credit for any Strategy Period. We set the Index Cap Rates at our discretion. You bear the risk that we will not set the Index Cap Rates higher than the Guaranteed Minimum Cap Rates.

•  Index Participation Rate. If an Indexed Crediting Rate Strategy has an Index Participation Rate, the Index Participation Rate represents the percentage of any positive Index Return that will be used to calculate the Indexed Crediting Rate for a given Strategy Period. The Index Participation Rate is a percentage, which can be more, less or equal to 100%, that is multiplied by the positive Index Return to determine the interest that would be credited for a given Strategy Period for an Indexed Crediting Rate Strategy. We will not apply an Index Participation Rate if the Index Return is less than zero.

•  If the Index Participation Rate is greater than 100%, it will increase your upside potential when there is a positive Index Return. For example, if your Index Participation Rate is 150%, we will multiply any positive Index Return by 150%

•  If the Index Participation Rate is less than 100%, it will decrease your upside potential when there is a positive Index Return. For example, if your Index Participation Rate is 50%, we will apply only 50% of the positive Index Return.

•  If the Index Participation Rate is equal to 100%, it will neither increase nor decrease your upside potential. If your Index Participation Rate is 100%, we will apply the amount of the positive Index Return.

We set the Index Participation Rate for each Indexed Crediting Rate Strategy prior to the Strategy Start Date. The Index Participation Rate may be different for different Indexed Crediting Rate Strategies and may vary for any Strategy Period for any Indexed Crediting Rate Strategy. In no event will an Index Participation Rate be lower than the Guaranteed Minimum Participation Rate.

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes an Index Participation Rate when the Index Return is positive assuming hypothetical Index Returns and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Participation Rate of 120%. Also assume that at the end of the Strategy Period, the Index Return is 6.0%. As a result, we would multiply the Index Participation Rate of 120% by the Index Return of 6.0% to determine the Indexed Crediting Rate of 7.2%. You would then be credited with interest equivalent to 7.2% (120% x 6.0%) of your Strategy Base Value. In this example, the Index Participation Rate increased your potential gain.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Participation Rate of 90%. Also assume that at the end of the Strategy Period, the Index Return is 6.0%. As a result, we would multiply the Index Participation Rate of 90% by the Index Return of 6.0% to determine the Indexed Crediting Rate of 5.4%. You would then be credited with interest equivalent to 5.4% (90% x 6.0%) of your Strategy Base Value. In this example, the Index Participation Rate decreased your potential gain.

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Participation Rate of 100%. Also assume that at the end of the Strategy Period, the Index Return is 6.0%. As a result, we would multiply the Index Participation Rate of 100% by the Index Return of 6.0% to determine the Index Crediting Rate of 6.0%. You would then be credited with interest equivalent to 6.0% (100% x 6.0%) of your Strategy Base Value. In this example, the Index Participation Rate did not impact your potential gain.

The Index Participation Rates do not guarantee a certain amount of interest will be credited. The Index Participation Rates benefit us because they may limit the amount of positive Index Return that we may be obligated to credit for any Strategy Period. We set the Index Participation Rates at our discretion. You bear the risk that we will not set the Index Participation Rates higher than the Guaranteed Minimum Participation Rate.

•  Index Trigger Rate. If an Indexed Crediting Rate Strategy has an Index Trigger Rate, the Index Trigger Rate represents the positive Crediting Rate for a given Strategy Period if the Index Return for the Strategy Period equals or exceeds the Trigger Threshold. We set the Index Trigger Rate and the Trigger Threshold for each Indexed Crediting Rate Strategy prior to the beginning of a Strategy Period, and the Index Trigger Rate and Trigger Threshold may vary between Indexed Crediting Rate Strategies. An Index Trigger Rate and/or a Trigger Threshold for a Strategy Period may be higher or lower than the Index Trigger Rates and/or Trigger Threshold for previous or future Strategy Periods. In no event will an Index Trigger Rate be lower than the Guaranteed Minimum Trigger Rate. The Trigger Threshold will never be greater than -1% or lower than the Buffer Percentage. Because the Trigger Threshold will always be negative, an Indexed Crediting Rate Strategy with an Index Trigger Rate is a "Dual Direction" strategy because if the Index Return for the Strategy Period is either positive, zero or negative but at least the Trigger Threshold, your Indexed Crediting Rate will be positive in the amount of the Index Trigger Rate.

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes an Index Trigger Rate when the Index Return equals or exceeds the Trigger Threshold assuming hypothetical Index Returns and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is 5%. Because the Index Return is greater than the Trigger Threshold (-3%), the Index Crediting Rate will equal the Index Trigger Rate of 6%. You would then be credited with interest equivalent to 6.0% of your Strategy Base Value. In this example, the Index Trigger Rate was greater than the Index Return.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is 10%. Because the Index Return is greater than the Trigger Threshold (-3%), the Indexed Crediting Rate will equal the Index Trigger Rate of 6%. You would then be credited with interest equivalent to 6.0% of your Strategy Base Value. In this example, the Trigger Rate limited your potential gain.

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is -1%. Because the Index Return (-1%) is greater than the Trigger Threshold (-3%), the Indexed Crediting Rate will equal the Index Trigger Rate of 6%. You would then be credited with interest equivalent to 6.0% of your Strategy Base Value. In this example, the Trigger Rate was greater than the Index Return.

Example 4: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is -5%. Because the Index Return (-5%) is lower than the Trigger Threshold (-3%) but above the selected Buffer Percentage (10%), the Indexed Crediting Rate will equal 0%. In this example, you were protected from the Index loss, but you were not credited with interest because the Index Return was below the Trigger Threshold but was within the Buffer Percentage.

Example 5: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is -12%. Because the Index Return of -12% is lower than the Trigger Threshold (-3%) and also below the Buffer Percentage (10%), the Indexed Crediting Rate will equal -2% (the amount by which the Index Return exceeded the Buffer Percentage). You would then be credited with interest equivalent to -2% of your Strategy Base Value. In this example, you were protected from the first -10% of Index loss due to the Buffer Percentage.

The Index Trigger Rates do not guarantee a certain amount of interest will be credited unless the applicable Index Return equals or exceeds the Trigger Threshold. The Index Trigger Rates limit the amount of positive Index Return that we may be obligated to credit for any Strategy Period. We set the Index Trigger Rates and Trigger Thresholds at our

discretion. You bear the risk that we will not set the Index Trigger Rates higher than the Guaranteed Minimum Trigger Rate and that we will not set the Trigger Threshold lower than -1%.

Guaranteed Annual Cap Rate and Buffer

If an Indexed Crediting Rate Strategy has a Guaranteed Annual Cap Rate and Buffer, the Index Cap Rate and the Buffer Percentage will apply separately for each Contract Year during the 6-year Strategy Period. The annual Indexed Crediting Rate will be calculated in the same manner as for a point-to-point Indexed Crediting Rate Strategy, except it will be calculated on each Contract Anniversary. However, no Indexed Strategy Interest will be credited to the Indexed Crediting Rate Strategy until the Strategy Maturity Date.

If you take a Withdrawal from an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer prior to the end of the Strategy Period, your Withdrawal will be based on the Strategy Interim Value on the date of the Withdrawal, and not the gains or losses locked in for the completed Contract Years during the Strategy Period. An Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer is not appropriate for investors who intend to take withdrawals during the Strategy Period.

The Indexed Crediting Rate for the full Strategy Period will equal the cumulative result of each successive Indexed Crediting Rate for each Contract Year during the Strategy Period. The Indexed Crediting Rate for the full Strategy Period is the product of multiplying (1+ Indexed Crediting Rate) for each Contract Year during the Strategy Period and subtracting 1 from the product.

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that has a Guaranteed Annual Cap and Buffer in multiple scenarios, assuming hypothetical Index performance and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Annual Index Cap Rate of 6% with varying Index Returns each Contract Year. Each Contract Year, the Index Crediting Rate is locked in, based on the chart below:

Contract Year	Index Performance	Index Cap Rate	Buffer Percentage	Index Crediting Rate	Cumulative Index Crediting Rate
1	13%	6%	10%	6%	6.0%
2	-5%	6%	10%	0%	6.0%
3	4%	6%	10%	4%	10.2%
4	-12%	6%	10%	-2%	8.0%
5	6%	6%	10%	6%	14.5%
6	10%	6%	10%	6%	21.4%
Strategy Maturity Date (Cumulative)					21.4%

In this example, at the end of the Strategy Period, (1 + the Index Crediting Rate) for all of the Contract Years are multiplied together, and that product minus 1 equals the Index Crediting Rate for the full Strategy Period. In the example above, the Index Crediting Rate would equal 21.4% ((1.06 * 1.00 * 1.04 * 0.98 * 1.06 * 1.06) -1 = 21.4%).

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Annual Index Cap Rate of 6% and an annual Buffer of 10% with flat or negative returns each year. Each Contract Year, the Index Crediting Rate is locked in, based on the chart below:

Contract Year	Index Performance	Index Cap Rate	Buffer Percentage	Index Crediting Rate	Cumulative Index Crediting Rate
1	-15%	6%	10%	-5%	-5.0%
2	-5%	6%	10%	0%	-5.0%
3	-20%	6%	10%	-10%	-14.5%
4	-12%	6%	10%	-2%	-16.8%
5	-7%	6%	10%	0%	-16.8%
6	-25%	6%	10%	-15%	-28.8%
Strategy Maturity Date (Cumulative)					-28.8%

In this example, at the end of the Strategy Period, (1 + the Index Crediting Rate) for all of the Contract Years are multiplied together, and that product minus 1 equals the Index Crediting Rate for the full Strategy Period. In the example above, the Index Crediting Rate would equal -28.8% ((0.95 * 1.00 * 0.90 * 0.98 * 1.00 * 0.85) -1 = -28.8%).

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Annual Index Cap Rate of 6% and an annual Buffer of 10% where the returns are flat or positive each year. Each Contract Year, the Index Crediting Rate is locked in, based on the chart below:

Contract Year	Index Performance	Index Cap Rate	Buffer Percentage	Index Crediting Rate	Cumulative Index Crediting Rate
1	25%	6%	10%	6%	6.0%
2	7%	6%	10%	6%	12.4%
3	0%	6%	10%	0%	12.4%
4	3%	6%	10%	3%	15.7%
5	5%	6%	10%	5%	21.5%
6	12%	6%	10%	6%	28.8%
Strategy Maturity Date (Cumulative)					28.8%

In this example, at the end of the Strategy Period, (1 + the Index Crediting Rate) for all of the Contract Years are multiplied together, and that product minus 1 equals the Index Crediting Rate for the full Strategy Period. In the example above, the Index Crediting Rate would equal 28.8% ((1.06 * 1.06 * 1.00 * 1.03 * 1.05 * 1.06) -1 = 28.8%).

Indexed Strategy Interest is not credited to your Indexed Crediting Rate Strategy until the Strategy Maturity Date at the end of the 6-year Strategy Period. Until that time, your Contract Value will be subject to the Strategy Interim Value calculations. The Cumulative Index Crediting Rate on each Contract Anniversary shown in the examples above is not available to you and is used only for the purpose of illustrating the calculation of the Indexed Strategy Interest ultimately credited on the Strategy Maturity Date.

Determination of Crediting Rates

The Index Cap Rates, Index Participation Rates, Guaranteed Annual Cap Rates, Index Trigger Rates and Trigger Thresholds (collectively known as "crediting rates") for your initial Strategy Periods will be set forth in your Contract, will be disclosed to you at the time you apply for a Contract and will be no lower for 60 days thereafter. If your Contract is issued after that 60-day period, the crediting rates for any Indexed Crediting Rate Strategy to which you have allocated Premium will be based on our Rates in place on the Contract Effective Date and those rates will be made available at least seven days prior to the Contract Effective Date. If those rates are lower on the Contract Effective Date than at the time of your application and you are dissatisfied with those rates, you may cancel your Contract within 21 days of receiving your Contract and have the amount of your Premium returned to you without any surrender charges. Prior to the beginning of each subsequent Strategy Period, we will provide 30-day advance notice indicating how you may obtain the Index Cap Rates, Index Participation Rates, Guaranteed Annual Cap Rates, Index Trigger Rates and Trigger Thresholds, which we will establish at least 15 days prior to the next Strategy Period. Information about current crediting rates can be found at https://aspida.com/documents/rila/dreampath/90003-Aspida-DreamPath-Annuity-Rate-Sheet.pdf and are incorporated in this prospectus by reference.

We determine Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds for each new Strategy Period at our discretion, subject to the Guaranteed Minimum Cap Rates, Guaranteed Minimum Participation Rates, Guaranteed Minimum Trigger Rates and the maximum Trigger Threshold of -1%. We consider a number of factors when declaring Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Index Cap Rates, Index Participation Rates and Index Trigger Rates and higher Trigger Thresholds for future Strategy Periods, and that such rates could be as low as the Guaranteed Minimum Cap Rates, Guaranteed Minimum Participation Rates or Guaranteed Minimum Trigger Rates and as high as a Trigger Threshold of -1% for that Indexed Crediting Rate Strategy. Rates offered for new Strategy Periods may be different from those offered to new investors or offered to you at Contract issuance. We will not establish an Index Cap Rate below 2%, 5%, and 10% for a 1, 3, and 6-year Strategy, respectively. We will not establish an Index Cap Rate for an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer below 2%. We will not establish an Index Participation Rate below 10%. We will not establish an Index Trigger Rate below 2%, 5%, and 10% for a 1, 3, and 6-year Strategy, respectively and we will not establish a Trigger Threshold greater than -1%.

Before selecting an Indexed Crediting Rate Strategy for investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Strategy Period length, an Indexed Crediting Rate Strategy that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Strategy Period length, an Indexed Crediting Rate Strategy that provides more potential for Index gains will generally tend to have less protection from Index losses.

PERFORMANCE LOCK FEATURE

The Contract's Performance Lock feature allows you to lock in an Indexed Crediting Rate Strategy's Strategy Interim Value prior to the Strategy Maturity Date. The Performance Lock feature is available with all of the Indexed Crediting Rate Strategies under the Contract. There is no additional charge for the Performance Lock feature.

The lock-in features may be of interest to investors who:

•  Are interested in eliminating some of the uncertainty regarding future Index performance; or

•  Are seeking to potentially limit the impact of a negative Indexed Strategy Interest they may otherwise receive if they don't lock in the Strategy Interim Value.

Upon exercising a Performance Lock, the Owner will receive Indexed Strategy Interest on the Strategy Maturity Date based on the Strategy Interim Value at the time of the lock instead of being calculated using the point- to- point crediting method. The Strategy Interim Value is not directly tied to the performance of the relevant Index (although Index performance impacts the Strategy Interim Value), and even if the Index has performed positively, it is possible that the Strategy Interim Value may have decreased. When you exercise a Performance Lock, you are not locking in Index Performance.

The Indexed Strategy Interest you receive on the Strategy Maturity Date after exercising a Performance Lock may be lower than the Indexed Strategy Interest you would have received on the Strategy Maturity Date if you hadn't exercised the Performance Lock. Similarly, you may receive negative Indexed Strategy Interest due to exercising Performance Lock when, had you not exercised Performance Lock, you would have received positive Indexed Strategy Interest on the Strategy Maturity Date. You also may receive less than the full protection of the Buffer Percentage or Floor Percentage (as applicable). This is due to the Strategy Interim Value being applied in calculating the Indexed Strategy Interest instead of the point-to-point crediting method. If a Performance Lock is exercised, the Indexed Crediting Rate Strategy's Floor Percentage, Buffer Percentage, Index Cap Rate, Index Participation Rate and Index Trigger Rate (as applicable) will no longer be applied on the Strategy Maturity Date. The Strategy Interim Value you lock in by exercising a Performance Lock is intended to reflect the value of your investment in an Indexed Crediting Rate Strategy when you exercise the Performance Lock. If there is a difference between your starting investment in the Indexed Crediting Rate Strategy as adjusted for any withdrawals (the Strategy Base Value) and the Strategy Interim Value, you will realize the difference as a gain or loss. This reconciles the portion of your Contract Value in the Indexed Crediting Rate Strategy with the value of assets backing the Indexed Crediting Rate Strategy.

Between the date of the lock and the Strategy Maturity Date, the Strategy Interim Value will be the locked Strategy Interim Value. You will not earn any additional interest between the date of the lock and the Strategy Maturity Date.

If a Performance Lock has been exercised and the current Strategy Maturity Date is later than the next Contract Anniversary, the Strategy Period is shortened, and the Strategy Maturity Date is moved up to the next Contract Anniversary. For example, if the Strategy Start Date is 9/1/2025 for a 6-year Indexed Crediting Rate Strategy (Strategy Maturity Date is 9/1/2031 before exercise of the Performance Lock) and you exercise a Performance Lock on 7/12/2028, the Strategy Maturity Date will move to 9/1/2028 at the time of exercising the Performance Lock.

If you exercise Performance Lock and the locked-in Strategy Interim Value is less than the Strategy Base Value, you will be locking-in a loss, which could be significant. The Buffer Percentage or Floor Percentage will not apply, and the loss could be significant. You should speak to your financial professional before executing the Performance Lock.

There are two ways to exercise the Performance Lock for an Indexed Crediting Rate Strategy: Manual Performance Lock and Target Performance Lock. We reserve the right to discontinue offering either method of exercising Performance Lock at any time, however, at least one method of exercising Performance Lock will always be available to You.

•  Manual Performance Lock. Under this method, you exercise a Performance Lock by submitting a Request directing us to lock in the Strategy Interim Value for Indexed Crediting Rate Strategy. We will lock in the Strategy Interim Value on the Business Day we receive your request in Good Order. For example, if you submit a request in Good Order prior to the end of the Business Day (generally 4:00 p.m. E.T.) to lock in an Indexed Crediting Rate Strategy, the Performance Lock will be effective on that day (Performance Lock Date). If your request is received in Good Order after the end of the Business Day (generally 4:00 p.m. E.T.), or on a weekend or on a holiday, the Performance Lock will be effective on the next Business Day (Performance Lock Date).

•  Target Performance Lock. Under this method, if a Performance Lock has not yet occurred, you may Request to set a Performance Lock Threshold. If you set a Performance Lock Threshold, we will automatically lock in the Strategy Interim Value during the remainder of the Strategy Period if the Strategy Interim Value at the end of a Business Day reaches and/or exceeds the

Performance Lock Threshold. Please note that if you set a Performance Lock Threshold at a level that is below or at the Strategy Interim Value at the end of the Business Day we received your request, the Performance Lock will be exercised that day.

For example, if a Performance Lock Threshold of 10% is set, the Indexed Crediting Rate Strategy will not lock in until the Strategy Interim Value at the end of a Business Day reflects an increase from your Strategy Base Value of at least 10%. A Performance Lock Threshold may be removed or changed if you provide us with notice in Good Order at least four Business Days prior to the Strategy Maturity Date, provided a Performance Lock has not yet occurred for the specified Indexed Crediting Rate Strategy during the Strategy Period. The Strategy Maturity Date counts as one of those four Business Days if the Strategy Maturity Date is on a Business Day.

You can Request a Performance Lock or set a Performance Lock Threshold on any Business Day up to four Business Days prior to the applicable Strategy Maturity Date. The Strategy Maturity Date counts as one of those four Business Days if the Strategy Maturity Date is on a Business Day. In order to request a Performance Lock or set Performance Lock Threshold(s) you must provide us with Notice. If you submit a Performance Lock request, the Performance Lock Date will be the Business Day we receive notice in Good Order to lock the Indexed Crediting Rate Strategy. If you establish a Performance Lock Threshold, the Performance Lock Date will be the Business Day where the increase in the Strategy Interim Value triggers the threshold you set.

Under either method for exercising a Performance Lock, you will not know the locked-in Strategy Interim Value in advance because the Strategy Interim Value is calculated at the end of the Business Day after you exercise the Performance Lock. The locked-in Strategy Interim Value could be lower than you anticipated. If you submit a Performance Lock request, the locked-in Strategy Interim Value may be lower or higher than the Strategy Interim Value that was last calculated before you submitted your request. If you establish a Performance Lock Threshold, the locked-in Strategy Interim Value will be at least equal to the threshold. For example, if Performance Lock Threshold of 10% is set, the Indexed Crediting Rate Strategy will not lock in until the Strategy Interim Value at the end of a Business Day reflects an increase from your Strategy Base Value of at least 10%.

You can obtain the current Strategy Interim Value by calling us at 1-833-4-ASPIDA (1-833-427-7432) or by visiting https://sso.aspida.com/ and using your secure login. However, as explained above, if you were to exercise Performance Lock, the locked-in Strategy Interim Value may be more or less than the quoted value.

We will not provide advice or notify you regarding whether you should exercise the Performance Lock feature or the optimal time for doing so. It is possible that you may exercise a Performance Lock at a sub-optimal time during the Strategy Period, or that there is no optimal time to exercise Performance Lock during a Strategy Period. We will not warn you if you exercise the Performance Lock at a sub-optimal time. We are not responsible for any losses or forgone gains related to your decision whether or not to exercise the Performance Lock feature.

A potential advantage of setting a higher Performance Lock Threshold is that you can capture positive Indexed Crediting Rate Strategy performance (through a positive Indexed Strategy Interest) even if the Indexed Crediting Rate Strategy's performance later turns negative. A potential disadvantage of setting a Performance Lock Threshold is that the positive Indexed Crediting Rate Strategy performance beyond the threshold could move even higher, i.e., more positive, in which case you would miss out on a more positive Indexed Strategy Interest than the one resulting from your exercise of the Performance Lock.

Once a Performance Lock is executed, it is irrevocable for that Strategy Period. A Performance Lock will not be applied retroactively and can only be exercised for the entire Indexed Crediting Rate Strategy. A Performance Lock may only be exercised once per Strategy Period for each Indexed Crediting Rate Strategy.

We reserve the right to limit the availability of the Performance Lock feature to only certain Indexed Crediting Rate Strategies in the future
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		We will credit positive or negative Indexed Strategy Interest at the end of a Strategy Period to amounts allocated to an Indexed Crediting Rate Strategy based, in part, on the performance of the Index.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		An investment in an Indexed Crediting Rate Strategy is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index declines in value
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		you can lose a significant amount of money due to the use a Strategy Interim Value Adjustment if amounts are removed from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date.
Index-Linked Option Details, Changes Possible [Text Block]		We can add or remove Indexed Crediting Rate Strategies and change the features of an Indexed Crediting Rate Strategy from one Strategy Period to the next, including the Index and the current limits on Index gains (the Index Cap Rate, Index Participation Rate or Index Trigger Rate) and losses (the Buffer Percentage or Floor Percentage), subject to the minimum guarantees described in this Prospectus.
Index-Linked Option Details, Features [Text Block]

Information regarding the features of each currently offered Indexed Crediting Rate Strategy, including (i) its name, (ii) the type of Index, (iii) its Strategy Period, (iv) its Index Crediting Methodology; (v) its current limit on Index loss, and (vi) its minimum limit on Index gain, is available in an appendix to the prospectus. See Appendix A – Investment Options Available Under the Contract.

Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]

We calculate and credit interest for each Indexed Crediting Rate Strategy based on the performance of an Index. Interest is calculated by multiplying the Strategy Base Value by the Indexed Crediting Rate. The Indexed Crediting Rate is the Index Return measured over the applicable Strategy Period, adjusted for any applicable Index Cap Rate, Index Participation Rate, Index Trigger Rate, Buffer Percentage and Floor Percentage.

Calculating the Index Return. With the exception of Indexed Crediting Rate Strategies with a Guaranteed Annual Cap Rate and Buffer, which is described below, each Indexed Crediting Rate Strategy uses a "point-to-point" method for calculating the Index Return. For any Strategy Period, a "point-to-point" method compares the Index Value on the Strategy Start Date and Strategy Maturity Date. Example: Assume that you allocate funds to an Indexed Crediting Rate Strategy using the S&P 500® Index and between the Strategy Start Date and Strategy Maturity Date, the closing value of the S&P 500® on those two dates increased by 8%. There would be a positive Index Return of 8% for that Indexed Crediting Rate Strategy for the Strategy Period. If instead the S&P 500® decreased by 5%, there would be a 5% negative Index Return for the Indexed Crediting Rate Strategy for the Strategy Period.

Calculating the Indexed Crediting Rate. After the Index Return is calculated at the end of the Strategy Period, for any positive Index Return, we then limit your Index gains by applying the Index Cap Rate, Index Participation Rate or Index Trigger Rate for that Indexed Crediting Rate Strategy to calculate the Indexed Crediting Rate. For any negative Index Return, we will then limit your Index losses by applying the Buffer Percentage or Floor Percentage for the Indexed Crediting Rate Strategy to calculate the Indexed Crediting Rate.

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]		For any negative Index Return, we will then limit your Index losses by applying the Buffer Percentage or Floor Percentage for the Indexed Crediting Rate Strategy to calculate the Indexed Crediting Rate.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]		We set the limit on Index losses for each Indexed Crediting Rate Strategy at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]

Before selecting an Indexed Crediting Rate Strategy for investment, you should consider in consultation with your financial professional the limits on Index losses that may be appropriate for you based on your risk tolerance, investment horizon and financial goals.

Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		After the Index Return is calculated at the end of the Strategy Period, for any positive Index Return, we then limit your Index gains by applying the Index Cap Rate, Index Participation Rate or Index Trigger Rate for that Indexed Crediting Rate Strategy to calculate the Indexed Crediting Rate.
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		Information about current crediting rates can be found at https://aspida.com/documents/rila/dreampath/90003-Aspida-DreamPath-Annuity-Rate-Sheet.pdf and are incorporated in this prospectus by reference.
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]		We consider a number of factors when declaring Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]

Before selecting an Indexed Crediting Rate Strategy for investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Strategy Period length, an Indexed Crediting Rate Strategy that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Strategy Period length, an Indexed Crediting Rate Strategy that provides more potential for Index gains will generally tend to have less protection from Index losses.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]

If an Indexed Crediting Rate Strategy has a Guaranteed Annual Cap Rate and Buffer, the Index Cap Rate and the Buffer Percentage will apply separately for each Contract Year during the 6-year Strategy Period. The annual Indexed Crediting Rate will be calculated in the same manner as for a point-to-point Indexed Crediting Rate Strategy, except it will be calculated on each Contract Anniversary. However, no Indexed Strategy Interest will be credited to the Indexed Crediting Rate Strategy until the Strategy Maturity Date.

Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]

All amounts allocated to an Indexed Crediting Rate Strategy must remain in the indexed Crediting Rate Strategy until the Strategy Maturity Date to be credited with Indexed Strategy Interest and to avoid a possible negative Strategy Interim Value Adjustment in addition to Withdrawal Charges and tax consequences.

Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]		If you take a Withdrawal from an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer prior to the end of the Strategy Period, your Withdrawal will be based on the Strategy Interim Value on the date of the Withdrawal, and not the gains or losses locked in for the completed Contract Years during the Strategy Period.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]

The bar charts shown below provide each Index's annual returns for the last 10 calendar years, as well as the Index returns after applying a hypothetical 5% Index Cap and a hypothetical -10% Buffer Percentage. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Crediting Rate Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Crediting Rate Strategy, and does not reflect Contract fees and charges, including surrender charges and the adjustment for Strategy Interim Values, which reduce performance.

Annual Return, Example Capped and Buffered		a hypothetical 5% Index Cap and a hypothetical -10% Buffer Percentage
Index-Linked Option Details, Crediting Methodology Example [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that has a Guaranteed Annual Cap and Buffer in multiple scenarios, assuming hypothetical Index performance and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Annual Index Cap Rate of 6% with varying Index Returns each Contract Year. Each Contract Year, the Index Crediting Rate is locked in, based on the chart below:

Contract Year	Index Performance	Index Cap Rate	Buffer Percentage	Index Crediting Rate	Cumulative Index Crediting Rate
1	13%	6%	10%	6%	6.0%
2	-5%	6%	10%	0%	6.0%
3	4%	6%	10%	4%	10.2%
4	-12%	6%	10%	-2%	8.0%
5	6%	6%	10%	6%	14.5%
6	10%	6%	10%	6%	21.4%
Strategy Maturity Date (Cumulative)					21.4%

In this example, at the end of the Strategy Period, (1 + the Index Crediting Rate) for all of the Contract Years are multiplied together, and that product minus 1 equals the Index Crediting Rate for the full Strategy Period. In the example above, the Index Crediting Rate would equal 21.4% ((1.06 * 1.00 * 1.04 * 0.98 * 1.06 * 1.06) -1 = 21.4%).

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Annual Index Cap Rate of 6% and an annual Buffer of 10% with flat or negative returns each year. Each Contract Year, the Index Crediting Rate is locked in, based on the chart below:

Contract Year	Index Performance	Index Cap Rate	Buffer Percentage	Index Crediting Rate	Cumulative Index Crediting Rate
1	-15%	6%	10%	-5%	-5.0%
2	-5%	6%	10%	0%	-5.0%
3	-20%	6%	10%	-10%	-14.5%
4	-12%	6%	10%	-2%	-16.8%
5	-7%	6%	10%	0%	-16.8%
6	-25%	6%	10%	-15%	-28.8%
Strategy Maturity Date (Cumulative)					-28.8%

In this example, at the end of the Strategy Period, (1 + the Index Crediting Rate) for all of the Contract Years are multiplied together, and that product minus 1 equals the Index Crediting Rate for the full Strategy Period. In the example above, the Index Crediting Rate would equal -28.8% ((0.95 * 1.00 * 0.90 * 0.98 * 1.00 * 0.85) -1 = -28.8%).

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Annual Index Cap Rate of 6% and an annual Buffer of 10% where the returns are flat or positive each year. Each Contract Year, the Index Crediting Rate is locked in, based on the chart below:

Contract Year	Index Performance	Index Cap Rate	Buffer Percentage	Index Crediting Rate	Cumulative Index Crediting Rate
1	25%	6%	10%	6%	6.0%
2	7%	6%	10%	6%	12.4%
3	0%	6%	10%	0%	12.4%
4	3%	6%	10%	3%	15.7%
5	5%	6%	10%	5%	21.5%
6	12%	6%	10%	6%	28.8%
Strategy Maturity Date (Cumulative)					28.8%

In this example, at the end of the Strategy Period, (1 + the Index Crediting Rate) for all of the Contract Years are multiplied together, and that product minus 1 equals the Index Crediting Rate for the full Strategy Period. In the example above, the Index Crediting Rate would equal 28.8% ((1.06 * 1.06 * 1.00 * 1.03 * 1.05 * 1.06) -1 = 28.8%).

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that has a Guaranteed Annual Cap and Buffer in multiple scenarios, assuming hypothetical Index performance and hypothetical limits on Index gains. The examples assume no Withdrawals.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional Index information, including disclaimers, may be found in Appendix C: Index Disclosures.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]

Please note that each Index is a price return index, which means that changes in the value of the Index are determined solely by changes in the price of each security included in the Index. By contrast, a total return index also includes the value of all dividends, interest, rights offerings or other distributions associated with each security included in the index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. For example, the value of the S&P 500 Total Return Index incorporates dividends and other distributions by assuming that they are reinvested in the entire index.

Index-Linked Option Details, Index Substitution [Text Block]

If we replace an Index for future Strategy Periods, we will endeavor to select a new Index that is similar to the old Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. If a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index or discontinue offering the Indexed Crediting Rate Strategy.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]		If a similar index is not found, we will substitute the original Index with a domestic or international broad-based securities market index or discontinue offering the Indexed Crediting Rate Strategy.
Index-Linked Option Details, Index Substitution Selection [Text Block]		In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity.
Index-Linked Option Details, Index Substitution Notification [Text Block]		We will notify you in writing at least 30 days before we remove or replace an Index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]

If we remove an Index during a Strategy Period, we will end, (i.e., mature), the Strategy Period on the date the Index is removed, and calculate the Indexed Crediting Rate based on the Indexed Crediting Rate Strategy's features (i.e. Index Cap Rate, Index Participation Rate, or Index Trigger Rate and Trigger Threshold, and Buffer Percentage or Floor Percentage, as applicable). Your Contract Value in the applicable Indexed Crediting Rate Strategy will be transferred to the Fixed Crediting Rate Strategy, and you will not be able to reallocate it until the next Contract Anniversary Date. Your Contract Value transferred to the Fixed Crediting Rate Strategy will earn interest at the applicable annual interest rate that applies to the Fixed Crediting Rate Strategy.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]		true
Index-Linked Option Details, Investor Reallocation [Text Block]		At the end of each Strategy Period (including at each Contract Anniversary for funds in the Fixed Crediting Rate Strategy), or on the next Contract Anniversary after you have exercised the Performance Lock feature, you may transfer funds out of an ending Indexed Crediting Rate Strategy and into one or more of the available Indexed Crediting Rate Strategies and the Fixed Crediting Rate Strategy. You may not otherwise make a transfer during a Strategy Period, including Indexed Crediting Rate Strategies with multiple year Strategy Periods.
Index-Linked Option Details, Default Reallocation [Text Block]		If we do not receive a transfer request, funds in the Fixed Crediting Rate Strategy will remain in the Fixed Crediting Rate Strategy and funds in an Indexed Crediting Rate Strategy will remain in the same Indexed Crediting Rate Strategy for a new Strategy Period, subject to any new Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold. If funds remain in the same Indexed Crediting Rate Strategy for a new Strategy Period, the Strategy Base Value on the Strategy Start Date will be equal to the Strategy Base Value on last day of the ending Strategy Period, after the crediting of Indexed Strategy Interest. If we no longer offer the same Indexed Crediting Rate Strategy, then the Contract Value will be allocated to the Fixed Crediting Rate Strategy.
Index-Linked Option Details, Notification of Availability [Text Block]		we will establish at least 15 days prior to the next Strategy Period.
Index-Linked Option Details, Other Material Features [Text Block]

We may add or remove Indexed Crediting Rate Strategies from time to time. If you are invested in an Indexed Crediting Rate Strategy during a Strategy Period and we decide not to offer that Indexed Crediting Rate Strategy for the next Strategy Period, you must submit a transfer request to us no less than one Business Day prior to the end of the Strategy Period instructing us how to reallocate the Strategy Base Value for that Indexed Crediting Rate Strategy at the end of the Strategy Period. If you fail to do so, we will automatically transfer the entire amount of your Strategy Base Value to the Fixed Crediting Rate Strategy at the end of the Strategy Period and that portion of your Contract and any interest earned thereon will remain in the Fixed Crediting Rate Strategy unless we are otherwise instructed.

Fixed Option Details [Line Items]
Fixed Option Details, Name		THE FIXED CREDITING RATE STRATEGY
Fixed Option Details, Description [Text Block]

There is only one Fixed Crediting Rate Strategy for the Contract. The Fixed Crediting Rate Strategy has a one-year Strategy Period. Amounts allocated to the Fixed Crediting Rate Strategy earn interest at the applicable annual interest rate for the Strategy Period.

Fixed Option Details, Additional Information [Text Block]

Information regarding the features of the Fixed Crediting Rate Strategy, including (i) its name, (ii) its Strategy Period, and (iii) its minimum guaranteed interest rate, is available in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]

The annual interest rate declared at the beginning of the Strategy Period is guaranteed until the Strategy Maturity Date. Interest will be credited on a daily basis during the Strategy. The daily rate is calculated as (1+Annual Interest Rate)(1/365)-1, except in a leap year, when the daily rate generally is calculated as (1+Annual Interest Rate)(1/366)-1.

Fixed Option Details, Term [Text Block]		The Fixed Crediting Rate Strategy has a one-year Strategy Period.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]		0.25%
Fixed Option Details, Maturity Notice [Flag]		true
Fixed Option Details, Default Reallocation [Text Block]		If we do not receive a transfer request, funds in the Fixed Crediting Rate Strategy will remain in the Fixed Crediting Rate Strategy and funds in an Indexed Crediting Rate Strategy will remain in the same Indexed Crediting Rate Strategy for a new Strategy Period, subject to any new Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold. If funds remain in the same Indexed Crediting Rate Strategy for a new Strategy Period, the Strategy Base Value on the Strategy Start Date will be equal to the Strategy Base Value on last day of the ending Strategy Period, after the crediting of Indexed Strategy Interest.
Fixed Option Details, Notification of Availability [Text Block]		This notice of the upcoming renewal will be in writing and the rates will be publicly available at least 15 days prior to the Strategy Start Date for the new Strategy Period on https://aspida.com/documents/rila/dreampath/90003-Aspida-DreamPath-Annuity-Rate-Sheet.pdf.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]

STRATEGY INTERIM VALUE ADJUSTMENTS

We will apply a Strategy Interim Value Adjustment if you make any Withdrawals (including surrender or termination of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), upon payment of a death benefit or upon annuitization from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date because the portion of your Contract Value in the Indexed Crediting Rate Strategy will be its Strategy Interim Value. The Strategy Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment until maturity. The Strategy Interim Value Adjustment could result in up to a 100% loss of the Strategy Base Value in extreme situations.

The Strategy Interim Value is based on the value of the hypothetical investments and derivatives established at the beginning of the Strategy Period (which we may or may not actually hold) that are designed to replicate interest provided by an Indexed Crediting Rate Strategy at the end of a Strategy Period less a provision for the cost attributable to reasonably expected or actual trading costs at the time of calculation. The Strategy Interim Value will generally be negatively affected by increases in the expected volatility of index prices and by poor market performance. All other factors being equal, the Strategy Interim Value would be lower the earlier a Withdrawal or surrender is made during a Strategy Period.

Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date reduce the Strategy Base Value on a pro rata basis by the same proportion that the Strategy Interim Value is reduced on the date of the Withdrawal. We use the Strategy Base Value to determine your Strategy Maturity Value, and removing funds from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in less positive Indexed Strategy Interest being credited on the Strategy Maturity Date. Because of the pro rata reduction in your Strategy Base Values, in the event of a negative adjustment based on the Strategy Interim Values, your future Contract Value, Surrender Value, and Death Benefit could be reduced by an amount greater than the value withdrawn. For more information about the Strategy Interim Values, including examples illustrating the operation of the Strategy Interim Values, please see the Statement of Additional Information.

The use of Strategy Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate Strategies if amounts are removed prematurely.

You can obtain the Strategy Interim Values for the Indexed Crediting Rate Strategies in which you invest by calling us at 1-833-4-ASPIDA (1-833-427-7432) or by visiting https://sso.aspida.com/ and using your secure login. This value can fluctuate daily, and the current value quoted may differ from the actual Strategy Interim Values at the time of a transaction.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Period [Text Block]

We will apply a Strategy Interim Value Adjustment if you make any Withdrawals (including surrender or termination of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), upon payment of a death benefit or upon annuitization from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date because the portion of your Contract Value in the Indexed Crediting Rate Strategy will be its Strategy Interim Value. The Strategy Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment until maturity. The Strategy Interim Value Adjustment could result in up to a 100% loss of the Strategy Base Value in extreme situations.

Contract Adjustment, Applicable Transaction [Text Block]		If you surrender your Contract, take a Withdrawal, annuitize or if a Death Benefit is paid during a Strategy Period, those transactions will be based on the Strategy Interim Value of each Indexed Crediting Rate Strategy in which you invest. If you take a Withdrawal from an Indexed Crediting Rate Strategy, your Strategy Interim Value on the date of the Withdrawal will be reduced by the Withdrawal amount, including any applicable Withdrawal Charges.
Contract Adjustment, Waiver Circumstances [Text Block]

WITHDRAWAL CHARGE WAIVERS

This section describes the Withdrawal Charge waivers that are available under the Contract. These waivers are included in endorsements that are automatically included with your Contract. The Waiver of Withdrawal Charges for Nursing Home Confinement Endorsement (Nursing Home Benefit) allows you to take Withdrawals without incurring any Withdrawal Charges during a period of confinement to a nursing home. The Waiver of Withdrawal Charges for Terminal Illness Endorsement (Terminal Illness Benefit) allows you to take a one-time Withdrawal without incurring any Withdrawal Charges in the event you are diagnosed with a terminal illness after the Contract Effective Date. The Nursing Home Benefit and the Terminal Illness Benefit are explained in more detail below. Please note that any amounts withdrawn under either the Nursing Home Benefit or the Terminal Illness Benefit will reduce your remaining Free Withdrawal Amount for a Contract Year. Withdrawals pursuant to the Nursing Home Benefit or the Terminal Illness Benefit are based on your Contract Value, which may be based on your Strategy Interim Values.

The benefits provided under the Nursing Home Benefit and the Terminal Illness Benefit Rider are not intended to provide long-term care or nursing home insurance. Withdrawals taken under a Withdrawal Charge waiver are still subject to the same risks as any other Withdrawals (except Withdrawal Charges) and described further in the cross-referenced sections.

The Nursing Home Benefit and the Terminal Illness Benefit terminate when your Contract terminates or when you annuitize your Contract.

Nursing Home Benefit

After the first Contract Anniversary and prior to the Annuitization Date, we may waive Withdrawal Charges if the Owner is confined in an Eligible Nursing Home. The nursing home confinement must last for a period of at least ninety (90) consecutive days prior to the Owner becoming eligible for this benefit. Proof of confinement must be provided and must be accompanied by a written statement. Any written Request for a Withdrawal under this provision must be given to us within ninety (90) days of the last day of confinement in an Eligible Nursing Home, except in the absence of legal incapacity, for which it must be provided as soon as reasonably possible. The Nursing Home Benefit does not apply if the Owner was confined in an Eligible Nursing Home on the Contract Effective Date.

The Nursing Home Benefit is limited to a single episode of Eligible Nursing Home confinement once per Contract Year. You may make a Withdrawal or multiple Withdrawals associated with each episode of nursing home confinement. This Withdrawal will not be limited by any other Free Withdrawal taken during the Contract Year but does count against your Free Withdrawal Amount. If we deny your request for a waiver of Withdrawal Charges, we will notify you in writing of our decision and give you the opportunity to accept or reject the proceeds, including any Withdrawal Charge. Proceeds will not be disbursed until we receive your authorization to proceed.

For purposes of the Nursing Home Benefit, an Eligible Nursing Home means an institution or special nursing unit of a hospital which satisfies either (1) or (2) below:

(1)  it is Medicare approved as a provider of skilled nursing care services; or

(2)  it meets all of the requirements (a through g) below:

(a)  it is licensed as a nursing home by the state in which it is located;

(b)  its main function is to provide skilled, intermediate or custodial nursing care;

(c)  it is engaged in providing continuous room and board accommodations to three or more persons;

(d)  it is under the supervision of a registered nurse (RN) or licensed practical nurse (LPN);

(e)  it maintains a daily medical record of each patient;

(f)  it maintains control and records for all medications dispensed; and

(g)  it is licensed in the United States of America or its territories.

Institutions or places which primarily provide residential facilities are not Eligible Nursing Homes.

Terminal Illness Benefit

After the first Contract Anniversary and prior to the Annuitization Date, we may waive Withdrawal Charges on one Withdrawal of up to 100% of your Contract Value if you are diagnosed with a disease or medical condition which a Qualified Physician expects will result in death within one (1) year. The Owner's Terminal Illness must be initially diagnosed by a Qualified Physician after the Contract Effective Date. The diagnosis of Terminal Illness must be in the form of written documentation, signed by a Qualified Physician, supported by clinical, radiological or laboratory evidence of the Owner's Terminal Illness.

If we deny the Owner's claim for waiver of any applicable Withdrawal Charge, we will not disburse a requested Withdrawal until the Owner is notified of the denial and provided with the opportunity to accept or reject the Withdrawal proceeds, including any associated Withdrawal Charge.

For purposes of the Terminal Illness Benefit, a Qualified Physician is a person who is:

(1)  licensed to practice medicine in the United States by a state or federal licensing authority;

(2)  specially trained to diagnose and treat the condition causing the Terminal Illness;

(3)  acting within the scope of his or her license; and

(4)  not a resident of the Owner's household or related to the Owner by blood or marriage.

Contract Adjustment, Manner Determined [Text Block]

The Strategy Interim Value is based on the value of the hypothetical investments and derivatives established at the beginning of the Strategy Period (which we may or may not actually hold) that are designed to replicate interest provided by an Indexed Crediting Rate Strategy at the end of a Strategy Period less a provision for the cost attributable to reasonably expected or actual trading costs at the time of calculation. The Strategy Interim Value will generally be negatively affected by increases in the expected volatility of index prices and by poor market performance. All other factors being equal, the Strategy Interim Value would be lower the earlier a Withdrawal or surrender is made during a Strategy Period.

Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date reduce the Strategy Base Value on a pro rata basis by the same proportion that the Strategy Interim Value is reduced on the date of the Withdrawal. We use the Strategy Base Value to determine your Strategy Maturity Value, and removing funds from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in less positive Indexed Strategy Interest being credited on the Strategy Maturity Date. Because of the pro rata reduction in your Strategy Base Values, in the event of a negative adjustment based on the Strategy Interim Values, your future Contract Value, Surrender Value, and Death Benefit could be reduced by an amount greater than the value withdrawn. For more information about the Strategy Interim Values, including examples illustrating the operation of the Strategy Interim Values, please see the Statement of Additional Information.

Contract Adjustment, Effect on Value and Benefits [Text Block]		Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date reduce the Strategy Base Value on a pro rata basis by the same proportion that the Strategy Interim Value is reduced on the date of the Withdrawal. We use the Strategy Base Value to determine your Strategy Maturity Value, and removing funds from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in less positive Indexed Strategy Interest being credited on the Strategy Maturity Date. Because of the pro rata reduction in your Strategy Base Values, in the event of a negative adjustment based on the Strategy Interim Values, your future Contract Value, Surrender Value, and Death Benefit could be reduced by an amount greater than the value withdrawn.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		Because of the pro rata reduction in your Strategy Base Values, in the event of a negative adjustment based on the Strategy Interim Values, your future Contract Value, Surrender Value, and Death Benefit could be reduced by an amount greater than the value withdrawn.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]		Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date reduce the Strategy Base Value on a pro rata basis by the same proportion that the Strategy Interim Value is reduced on the date of the Withdrawal. We use the Strategy Base Value to determine your Strategy Maturity Value, and removing funds from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in less positive Indexed Strategy Interest being credited on the Strategy Maturity Date.
Contract Adjustment, Purpose [Text Block]		The use of Strategy Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate Strategies if amounts are removed prematurely.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You can obtain the Strategy Interim Values for the Indexed Crediting Rate Strategies in which you invest by calling us at 1-833-4-ASPIDA (1-833-427-7432) or by visiting https://sso.aspida.com/ and using your secure login.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		This value can fluctuate daily, and the current value quoted may differ from the actual Strategy Interim Values at the time of a transaction.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

14. BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges	None	• Only available during the accumulation period
• Withdrawals of Free Withdrawal Amount may reflect Strategy Interim Values, which may be less than Strategy Base Values, and taxes and tax penalties
• All Withdrawals count against Free Withdrawal Amount
• Unused Free Withdrawal Amount not available in future Contract Years
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock

Gives you the option to lock in the Strategy Interim Value for an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date If exercised, you will receive Indexed Strategy Interest on the Strategy Maturity Date equal to the difference between the locked-in Strategy Interim Value and the Strategy Base Value, rather than Indexed Strategy Interest using the point-to-point crediting methodology for the Indexed Crediting Rate Strategy

None	• We will not provide advice or notify you regarding whether you should exercise the Performance Lock or the optimal time for doing so (if any)
• We will not warn you if you exercise the Performance Lock at a sub-optimal time
• We will not warn you if you set Performance Lock Thresholds for Target Performance Lock at sub-optimal levels
• You will not know the locked-in Strategy Interim Value in advance; the locked-in Strategy Interim Value could be lower than you anticipated
• We are not responsible for any losses or forgone gains related to your decision whether or not to exercise the Performance Lock
• Only available during the accumulation period
• Will not participate in Index performance (positive or negative) for the remainder of the Strategy Period, including the Strategy Maturity Date
• Floor Percentage, Buffer Percentage, Index Cap Rate, Index Participation Rate, and Index Trigger Rate as applicable, will not apply on the Strategy Maturity Date
• Locking-in a Strategy Interim Value that is less than the Strategy Base Value will result in loss, no downside protection under Buffer Percentage or Floor Percentage will apply, and the loss could be significant
• For multi-year Strategy Periods, upon exercise, Strategy Maturity Date will always be next Contract Anniversary
• Cannot be exercised during last four Business Days prior to Strategy Maturity Date
• May be exercised once per Strategy Period for each Indexed Crediting Rate Strategy
• May only exercise for entire Contract Value in an Indexed Crediting Rate Strategy
• Exercise is irrevocable
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	If age on the Contract Effective Date is younger than 81, upon death, provides for death benefit payment equal to greater of (a) Contract Value plus the excess of the Minimum Nonforfeiture Amount over the Contract Value allocated to the Fixed Crediting Rate Strategy, if any; or (b) Premium Payment (less Withdrawals)
If age on the Contract Effective Date is 81 or older, death benefit is Contract Value plus the excess of the Minimum Nonforfeiture Amount over the Contract Value allocated to the Fixed Crediting Rate Strategy, if any	None	• Only available during the accumulation period
• Contract Value component reflects Strategy Interim Values, which may be less than Strategy Base Values
• Premium Payment component subject to reductions for prior Withdrawals
Waiver of Withdrawal Charges for Nursing Home Confinement Rider	Waiver of Withdrawal Charges in the event of a confinement to a Nursing Home	None	• Automatically included in Contract at issue
• Only available during the accumulation period
• Only available after the first Contract Anniversary
• Owner must be confined to an Eligible Nursing Home as defined by the benefit
• Confinement must not pre-exist the Contract Effective Date
• Limited to a single episode of confinement once per Contract Year
• Withdrawals under the benefit may be subject to the use of Strategy Interim Values and taxes and tax penalties
• Withdrawals count against the Free Withdrawal Amount
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charges for Terminal Illness Rider	Waiver of Withdrawal Charges in the event the Owner is diagnosed with a Terminal Illness	None	• Automatically included in Contract at issue
• Only available during the accumulation period
• Only available after the first Contract Anniversary
• Owner must be diagnosed with a Terminal Illness by a Qualified Physician as defined by the benefit
• Diagnosis must not pre-exist the Contract Effective Date
• Limited to a one-time request for a Withdrawal
• Withdrawal under the benefit may be subject to the use of Strategy Interim Values and taxes and tax penalties
• Withdrawals count against the Free Withdrawal Amount

DEATH BENEFIT

The Contract provides a return of Premium Death Benefit at no additional cost if the Owner (oldest Owner if there is a Joint Owner) is under the age of 81 on the Contract Effective Date. If the Owner dies during the accumulation phase, the Contract provides for a Death Benefit equal to the greater of:

(a)  your Contract Value plus the excess of the Minimum Nonforfeiture Amount over the Contract Value allocated to the the Fixed Crediting Rate Strategy, if any, as of the date we receive notice in Good Order. Your Contract Value is subject to Strategy Interim Values if paid before the end of a Strategy Period; or

(b)  your Premium, reduced proportionately by the percentage reduction in the Contract Value for each partial Withdrawal, including any Withdrawal Charge deduction.

Notwithstanding the foregoing, the Death Benefit will be equal to (a) above if:

(1)  if the Owner (oldest Owner if there is a Joint Owner) is the age of 81 or older on the Contract Effective Date; or

(2)  the Owner dies following a change of Owner (or Annuitant for a non-natural Owner), unless the new Owner assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changes to a personal revocable trust or a change to a court-appointed guardian representing the Owner during the Owner's lifetime).

The Death Benefit will terminate on the Annuitization Date and will not be payable once the annuity phase begins under any circumstances. This means the Death Benefit will terminate without value when the Contract is annuitized.

Death of Annuitant

If Owner is a Non-Natural Person, the Annuitant will be treated as the Owner for purposes of the Death Benefit.

Determination of Death Benefit

The amount of the Death Benefit is subject to fluctuation until we receive notice in Good Order, which will include Due Proof of Death (as defined below). The Contract Value will remain invested in the Fixed Crediting Rate Strategy and/or the Indexed Crediting Rate Strategies until we receive notice in Good Order. Because of Strategy Interim Values, the amount of the Death Benefit may decrease in value until we receive a notice in Good Order. Thus, eligible recipients of the Death Benefit should notify us of an Owner's death and provide us with Notice as promptly as possible to limit the risk of a decline in the Death Benefit. Once we receive notice in Good Order, we will pay interest on the Death Benefit amount until payment is made to the Beneficiary. We will determine the rate of interest, which will not be less than the interest rate required by applicable state law.

"Due Proof of Death" means one of the following:

(1)  A certified copy of a death certificate;

(2)  A certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

(3)  Any other proof acceptable to us.

Each Beneficiary will receive the value of the Death Benefit determined when the first Beneficiary provides notice in Good Order.

Recipient Of Death Benefit

Upon the death of an Owner during the accumulation phase, the Death Benefit is payable to the following:

•  Surviving Owner; or if none, then

•  Surviving primary Beneficiaries; or if none, then

•  Surviving contingent Beneficiaries; or if none, then

•  Estate of the last Owner to die.

If a person entitled to receive the Death Benefit dies before the Death Benefit is distributed, we will pay the Death Benefit to that person's named Beneficiary or, if none, to that person's estate.

Beneficiary Options

The recipient of the Death Benefit may elect to have the Death Benefit paid as:

(a)  A lump sum payment or series of Withdrawals at a time that is agreed to by you and us, but in no event later than five years from the date of death; or

(b)  If the Beneficiary is a natural person, Annuity Payments made over the Beneficiary's lifetime or a specified period of time not extending beyond the life expectancy of such Beneficiary, provided that the election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Life and life expectancy payouts of Death Benefits may not satisfy required minimum distribution rules under Qualified Contracts. See 15. Taxes and consult your tax advisor for more information. If the Death Benefit is payable to the Owner's estate, we will make a lump sum payment. Different Death Benefit elections may be available to certain Beneficiaries.

Spousal Continuation

In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is the sole person entitled to receive a Death Benefit, the spouse may have the option to continue the Contract under the same terms. Under federal tax law, the spouse's option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law. See 15. Taxes for more information.

The spouse may either elect to receive the amount of the Death Benefit or continue the Contract.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Indexed Crediting Rate Strategies

The following is a list of Indexed Crediting Rate Strategies currently available under the Contract. We may change the features of the Indexed Crediting Rate Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Crediting Rate Strategies and terminate existing Indexed Crediting Rate Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://aspida.com/documents/rila/dreampath/90003-Aspida-DreamPath-Annuity-Rate-Sheet.pdf.

Note: If amounts are removed from an Indexed Crediting Rate Strategy before the end of its Strategy Period, we will use its Strategy Interim Value. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Strategy Period.

See 8. The Indexed Crediting Rate Strategies of the prospectus for a description of the Indexed Crediting Rate Strategies' features. See 6. Fees, Charges and Adjustments of the prospectus for more information about Strategy Interim Values.

Index[1]	Type of Index	Strategy Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Strategy Period)	Minimum Limit on Index Gain (for the life of the Indexed Crediting Rate Strategy)
S&P 500® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
S&P 500® Index	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
S&P 500® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate; Maximum -1% Trigger Threshold
S&P 500® Index	Market Index	1 Year	Point-to-Point	-10% Floor Percentage	2% Index Cap Rate
S&P 500® Index	Market Index	1 Year	Point-to-Point	0% Floor Percentage[2]	2% Index Cap Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	5% Index Cap Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	5% Index Cap Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Cap Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Cap Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	6 Year	Guaranteed Annual Point-to-Point Cap Rate and Buffer	-10% Buffer Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate Maximum -1% Trigger Threshold
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-10% Floor Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	0% Floor Percentage[2]	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	5% Index Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	5% Index Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Index[1]	Type of Index	Strategy Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Strategy Period)	Minimum Limit on Index Gain (for the life of the Indexed Crediting Rate Strategy)
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
Nasdaq-100 Index®	Market Index	6 Year	Guaranteed Annual Point-to-Point Cap Rate and Buffer	-10% Buffer Percentage	2% Index Cap Rate
Russell 2000® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
Russell 2000® Index	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
Russell 2000® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate Maximum -1% Trigger Threshold
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	5% Index Cap Rate
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	5% Index Cap Rate
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Cap Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Cap Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
MSCI EM Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
MSCI EM Index	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
MSCI EM Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate Maximum -1% Trigger Threshold

[1]  Each Index is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

[2]  This Indexed Crediting Rate Strategy provides total protection from Index losses at the end of the Strategy Period.

Each Indexed Crediting Rate Strategy's limit on Index losses is guaranteed not to change for so long as that Indexed Crediting Rate Strategy remains available under the Contract. However, we reserve the right to add and remove Indexed Crediting Rate Strategy as available investment options. As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next. We will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. In the future, we may not offer any Indexed Crediting Rate Strategies with Floor Percentages, and we do not guarantee a minimum Strategy Floor for any Indexed Crediting Rate Strategies that we may decide to offer in the future.

If we offer a new Indexed Crediting Rate Strategy with an Index Cap Rate in the future, the Guaranteed Minimum Cap Rate will be at least 2%, 5%, and 10% for a 1, 3, and 6-year Strategy, respectively. If we offer a new Indexed Crediting Rate Strategy with an Index Participation Rate in the future, the Guaranteed Minimum Participation Rate will be at least 10%. If we offer a new Indexed Crediting Rate Strategy with an Index Trigger Rate in the future, the Guaranteed Minimum Trigger

Rate will be at least 2%, 5%, and 10% for a 1, 3, and 6-year Strategy, respectively and the Trigger Threshold will not be greater than -1%. If we offer a new Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Guaranteed Minimum Cap Rate will be at least 2%. We reserve the right to offer Indexed Crediting Rate Strategies with different types of limits on Index gains.

Fixed Crediting Rate Strategy

The following is the Fixed Crediting Rate Strategy currently available under the Contract. We may change the features of the Fixed Crediting Rate Strategy listed below, offer new Fixed Crediting Rate Strategies and terminate existing Fixed Crediting Rate Strategies. We will provide you with written notice before doing so.

See 9. The Fixed Crediting Rate Strategy of the prospectus for a description of the Fixed Crediting Rate Strategy's features.

Name	Strategy Period	Minimum Guaranteed Interest Rate
Fixed Crediting Rate Strategy	1 Year	0.25%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]

The following is a list of Indexed Crediting Rate Strategies currently available under the Contract. We may change the features of the Indexed Crediting Rate Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Crediting Rate Strategies and terminate existing Indexed Crediting Rate Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://aspida.com/documents/rila/dreampath/90003-Aspida-DreamPath-Annuity-Rate-Sheet.pdf.

Note: If amounts are removed from an Indexed Crediting Rate Strategy before the end of its Strategy Period, we will use its Strategy Interim Value. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the end of the Strategy Period.

See 8. The Indexed Crediting Rate Strategies of the prospectus for a description of the Indexed Crediting Rate Strategies' features. See 6. Fees, Charges and Adjustments of the prospectus for more information about Strategy Interim Values.

Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Strategy Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Strategy Period)	Minimum Limit on Index Gain (for the life of the Indexed Crediting Rate Strategy)
S&P 500® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
S&P 500® Index	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
S&P 500® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate; Maximum -1% Trigger Threshold
S&P 500® Index	Market Index	1 Year	Point-to-Point	-10% Floor Percentage	2% Index Cap Rate
S&P 500® Index	Market Index	1 Year	Point-to-Point	0% Floor Percentage[2]	2% Index Cap Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	5% Index Cap Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	5% Index Cap Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Cap Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Cap Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
S&P 500® Index	Market Index	6 Year	Guaranteed Annual Point-to-Point Cap Rate and Buffer	-10% Buffer Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate Maximum -1% Trigger Threshold
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	-10% Floor Percentage	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	1 Year	Point-to-Point	0% Floor Percentage[2]	2% Index Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	5% Index Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	5% Index Cap Rate
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Index[1]	Type of Index	Strategy Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Strategy Period)	Minimum Limit on Index Gain (for the life of the Indexed Crediting Rate Strategy)
Nasdaq-100 Index®	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Cap Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Nasdaq-100 Index®	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
Nasdaq-100 Index®	Market Index	6 Year	Guaranteed Annual Point-to-Point Cap Rate and Buffer	-10% Buffer Percentage	2% Index Cap Rate
Russell 2000® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
Russell 2000® Index	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
Russell 2000® Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate Maximum -1% Trigger Threshold
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	5% Index Cap Rate
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	5% Index Cap Rate
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Russell 2000® Index	Market Index	3 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Cap Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Cap Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-10% Buffer Percentage	10% Index Participation Rate
Russell 2000® Index	Market Index	6 Year	Point-to-Point	-20% Buffer Percentage	10% Index Participation Rate
MSCI EM Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Cap Rate
MSCI EM Index	Market Index	1 Year	Point-to-Point	-20% Buffer Percentage	2% Index Cap Rate
MSCI EM Index	Market Index	1 Year	Point-to-Point	-10% Buffer Percentage	2% Index Dual Direction Trigger Rate Maximum -1% Trigger Threshold

[1]  Each Index is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

[2]  This Indexed Crediting Rate Strategy provides total protection from Index losses at the end of the Strategy Period.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is the Fixed Crediting Rate Strategy currently available under the Contract. We may change the features of the Fixed Crediting Rate Strategy listed below, offer new Fixed Crediting Rate Strategies and terminate existing Fixed Crediting Rate Strategies. We will provide you with written notice before doing so.

See 9. The Fixed Crediting Rate Strategy of the prospectus for a description of the Fixed Crediting Rate Strategy's features.

Fixed Options Available [Table Text Block]
Name	Strategy Period	Minimum Guaranteed Interest Rate
Fixed Crediting Rate Strategy	1 Year	0.25%

Fixed Option Available, Name		Fixed Crediting Rate Strategy
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.25%
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
ICC24C-RILA1015	11	$ $1,639,007	11	$1,639,007	$0	No

Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Death Benefit
Purpose of Benefit [Text Block]	If age on the Contract Effective Date is younger than 81, upon death, provides for death benefit payment equal to greater of (a) Contract Value plus the excess of the Minimum Nonforfeiture Amount over the Contract Value allocated to the Fixed Crediting Rate Strategy, if any; or (b) Premium Payment (less Withdrawals)
If age on the Contract Effective Date is 81 or older, death benefit is Contract Value plus the excess of the Minimum Nonforfeiture Amount over the Contract Value allocated to the Fixed Crediting Rate Strategy, if any
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period
• Contract Value component reflects Strategy Interim Values, which may be less than Strategy Base Values
• Premium Payment component subject to reductions for prior Withdrawals
Name of Benefit [Text Block]		Death Benefit
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Free Withdrawal Amount
Purpose of Benefit [Text Block]		Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period
• Withdrawals of Free Withdrawal Amount may reflect Strategy Interim Values, which may be less than Strategy Base Values, and taxes and tax penalties
• All Withdrawals count against Free Withdrawal Amount
• Unused Free Withdrawal Amount not available in future Contract Years
Name of Benefit [Text Block]		Free Withdrawal Amount
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Performance Lock
Purpose of Benefit [Text Block]		Gives you the option to lock in the Strategy Interim Value for an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date If exercised, you will receive Indexed Strategy Interest on the Strategy Maturity Date equal to the difference between the locked-in Strategy Interim Value and the Strategy Base Value, rather than Indexed Strategy Interest using the point-to-point crediting methodology for the Indexed Crediting Rate Strategy
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]	• We will not provide advice or notify you regarding whether you should exercise the Performance Lock or the optimal time for doing so (if any)
• We will not warn you if you exercise the Performance Lock at a sub-optimal time
• We will not warn you if you set Performance Lock Thresholds for Target Performance Lock at sub-optimal levels
• You will not know the locked-in Strategy Interim Value in advance; the locked-in Strategy Interim Value could be lower than you anticipated
• We are not responsible for any losses or forgone gains related to your decision whether or not to exercise the Performance Lock
• Only available during the accumulation period
• Will not participate in Index performance (positive or negative) for the remainder of the Strategy Period, including the Strategy Maturity Date
• Floor Percentage, Buffer Percentage, Index Cap Rate, Index Participation Rate, and Index Trigger Rate as applicable, will not apply on the Strategy Maturity Date
• Locking-in a Strategy Interim Value that is less than the Strategy Base Value will result in loss, no downside protection under Buffer Percentage or Floor Percentage will apply, and the loss could be significant
• For multi-year Strategy Periods, upon exercise, Strategy Maturity Date will always be next Contract Anniversary
• Cannot be exercised during last four Business Days prior to Strategy Maturity Date
• May be exercised once per Strategy Period for each Indexed Crediting Rate Strategy
• May only exercise for entire Contract Value in an Indexed Crediting Rate Strategy
• Exercise is irrevocable
Name of Benefit [Text Block]		Performance Lock
Waiver of Withdrawal Charges for Nursing Home Confinement Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Waiver of Withdrawal Charges for Nursing Home Confinement Rider
Purpose of Benefit [Text Block]		Waiver of Withdrawal Charges in the event of a confinement to a Nursing Home
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]	• Automatically included in Contract at issue
• Only available during the accumulation period
• Only available after the first Contract Anniversary
• Owner must be confined to an Eligible Nursing Home as defined by the benefit
• Confinement must not pre-exist the Contract Effective Date
• Limited to a single episode of confinement once per Contract Year
• Withdrawals under the benefit may be subject to the use of Strategy Interim Values and taxes and tax penalties
• Withdrawals count against the Free Withdrawal Amount
Name of Benefit [Text Block]		Waiver of Withdrawal Charges for Nursing Home Confinement Rider
Waiver of Withdrawal Charges for Terminal Illness Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Waiver of Withdrawal Charges for Terminal Illness Rider
Purpose of Benefit [Text Block]		Waiver of Withdrawal Charges in the event the Owner is diagnosed with a Terminal Illness
Standard Benefit Expense (of Benefit Base), Maximum [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]	• Automatically included in Contract at issue
• Only available during the accumulation period
• Only available after the first Contract Anniversary
• Owner must be diagnosed with a Terminal Illness by a Qualified Physician as defined by the benefit
• Diagnosis must not pre-exist the Contract Effective Date
• Limited to a one-time request for a Withdrawal
• Withdrawal under the benefit may be subject to the use of Strategy Interim Values and taxes and tax penalties
• Withdrawals count against the Free Withdrawal Amount
Name of Benefit [Text Block]		Waiver of Withdrawal Charges for Terminal Illness Rider
Strategy Interim Value Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		The portion of your Contract Value in the Indexed Crediting Rate Strategy will be subject to a Strategy Interim Value Adjustment if amounts are removed from an Indexed Crediting Rate Strategy before the Strategy Maturity Date. The Strategy Interim Value could be less than your investment in the Indexed Crediting Rate Strategy even if the Index is performing positively. You could lose up to 100% of your Strategy Base Value due to the Strategy Interim Value Adustment in extreme situations.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to an Indexed Crediting Rate Strategy with a 3-year Strategy Period and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]		If you make any Withdrawals (including surrender or termination of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), on annuitization or upon payment of a death benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date, the portion of your Contract Value in the Indexed Crediting Rate Strategy will be its Strategy Interim Value.
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You could lose money by investing in the Contract. If you invest in an Indexed Crediting Rate Strategy, under extreme circumstances, you could lose up to 90% of your investment in an Indexed Crediting Rate Strategy with a -10% Buffer Percentage, up to 80% of your investment in an Indexed Crediting Rate Strategy with a -20% Buffer Percentage and up to 10% of your investment in an Indexed Crediting Rate Strategy with a -10% Floor Percentage due to negative Index performance. If you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage applies each Contract Year during the Strategy Period, and at the end of a Strategy Period you could lose significantly more due to compounding annual losses. We will always offer a strategy with the protection of at least a -5% Buffer Percentage. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.

4. Principal Risks of Investing in the Contract

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

MARKET RISK AND RISK OF LOSS IN INDEXED CREDITING RATE STRATEGIES

An investment in this Contract is subject to the risk of poor investment performance of the Indexed Crediting Rate Strategies to which you have allocated Contract Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer Percentage or Floor Percentage, you bear some level of the risk of decline in your Contract Value resulting from the performance of the Indexed Crediting Rate Strategies and the risk of losses may be significant. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Crediting Rate Strategy with a -10% Buffer Percentage, up to 80% of your investment in an Indexed Crediting Rate Strategy with a -20% Buffer Percentage and up to 10% of your investment in an Indexed Crediting Rate Strategy with a -10% Floor Percentage due to negative Index performance. If you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage applies each Contract Year during the Strategy Period, and at the end of a Strategy Period you could lose significantly more due to compounding annual losses. We will always offer a strategy with the protection of at least a -5% Buffer Percentage. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage. If you take a Withdrawal from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date, it will be based on the Strategy Interim Value and the Buffer Percentage or Floor Percentage will not apply. See Early Withdrawal Risk, below.

An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is this a Short-Term Investment? No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any Withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date may result in loss of positive Index Performance and will be subject to a Strategy Interim Value Adjustment. Withdrawals could result in significant reductions to the Death Benefit.
Contract Value in an Indexed Crediting Rate Strategy will be reallocated on the Strategy Maturity Date according to your instructions. If you have not provided us with maturity instructions, the Strategy Maturity Value will be invested in the same Indexed Crediting Rate Strategy for another Strategy Period. If the same Indexed Crediting Rate Strategy is not available, then the Contract Value will be allocated to the Fixed Crediting Rate Strategy.

4. Principal Risks of Investing in the Contract

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risks [Table Text Block]	What Are the Risks Associated with the Investment Options? An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Indexed Crediting Rate Strategies under the Contract. Each Investment Option, including the Fixed Crediting Rate Strategy, will have its own unique risks. You should review the Investment Options before making an investment decision.
For investments in an Indexed Crediting Rate Strategy, the Index Cap Rate, Index Participation Rate or Index Trigger Rate may limit positive Index performance (e.g., limited upside). For example:• If the Indexed Crediting Rate Strategy has an Index Cap Rate, if the Index Return is 12% and the Index Cap Rate is 8%, the Indexed Crediting Rate would be 8% on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Index Cap Rate will apply to the performance of the Index each Contract Year during the Strategy Period;
• If the Indexed Crediting Rate Strategy has an Index Participation Rate, if the Index Return is 12% and the Index Participation Rate is 50%, the Indexed Crediting Rate would be 6% on the Strategy Maturity Date; and
• If the Indexed Crediting Rate Strategy has an Index Trigger Rate and Trigger Threshold, if the Index Trigger Rate is 5% and the Trigger Threshold is -5%, if the Index return equals or exceeds -5%, the Indexed Crediting Rate would be 5% on the Strategy Maturity Date.

4. Principal Risks of Investing in the Contract

This may result in you earning less than the Index Return.
For investments in an Indexed Crediting Rate Strategy, the Buffer Percentage or Floor Percentage will limit negative returns (e.g., limited protection in the case of market decline). For example:
• If the Indexed Crediting Rate Strategy has a Buffer Percentage, if the Index Return is -25% and the Buffer Percentage is -10%, the Indexed Crediting Rate would be -15% (the amount that the Index Return exceeds the Buffer Percentage) on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage will apply to the performance of the Index each Contract Year during the Strategy Period; and
• If the Indexed Crediting Rate Strategy has a Floor Percentage, if the Index Return is -25% and the Floor Percentage is -10%, the Indexed Crediting Rate would be -10% (the Floor Percentage) on the Strategy Maturity Date.
Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

EARLY WITHDRAWAL RISK

The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle, and you should consider whether investing in the Contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn, because your Premium will be reduced in proportion to reductions in your Contract Value.

Withdrawals may be subject to Withdrawal Charges, Strategy Interim Value Adjustments, loss of interest and the possibility of adverse tax consequences. If you take a Withdrawal from an Indexed Crediting Rate Strategy prior to a Strategy Maturity Date, in extreme circumstances, you could lose up to 100% of your investment in an Indexed Crediting Rate Strategy due to a Strategy Interim Value Adjustment (i.e., a complete loss of your Premium and any prior earnings). For additional information, see 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value.

While the Contract provides for a Free Withdrawal Amount not subject to Withdrawal Charges, the Free Withdrawal Amount is limited, and Withdrawals of the Free Withdrawal Amount may be subject to negative Strategy Interim Value Adjustments and taxes. There also may be adverse tax consequences if you take early Withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59 1/2, which would be in addition to any other federal or state income taxes payable.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to the Company. The Company is solely responsible to the Contract owner for the Contract Value and the guaranteed benefits. The general obligations including the Fixed Crediting Rate Strategy and Indexed Crediting Rate Strategies under the Contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://aspida.com/about#rating-about.

4. Principal Risks of Investing in the Contract

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INSURANCE COMPANY RISKS

An investment in the Contract is subject to risks related to the Company. No company other than us has any legal responsibility to pay amounts that we owe under the Contract including amounts allocated to the Indexed Crediting Rate Strategies and Fixed Crediting Rate Strategy. The general obligations and any guaranteed benefits under the Contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

The Unregistered Separate Account, which we use to support the Indexed Crediting Rate Strategies, is not insulated and, like our general account, is subject to the claims of our creditors. It is also non-unitized, which means neither a Contract Owner nor amounts allocated to the Indexed Crediting Rate Strategies participate in the performance of the assets held in the Unregistered Separate Account.

BUSINESS DISRUPTION AND CYBERSECURITY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

BUSINESS DISRUPTION AND CYBERSECURITY RISKS

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your Contract Value and interfere with our ability to process contract transactions and calculate Contract Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Contract Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Contract Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

FIXED CREDITING RATE STRATEGY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

FIXED CREDITING RATE STRATEGY RISK

We determine the annual interest rate for the Fixed Crediting Rate Strategy at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.25%. You bear the risk that we will not credit interest for a new Strategy Period at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Crediting Rate Strategy will be made available for future Strategy Periods.

For additional information, see 9. The Fixed Crediting Rate Strategy.

INDEXED CREDITING RATE STRATEGY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INDEXED CREDITING RATE STRATEGY RISK

An investment in an Indexed Crediting Rate Strategy is not an investment in the Index or in the securities tracked by the Index, and you will not own such securities. Your investment in the Indexed Crediting Rate Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Crediting Rate Strategy will have its own unique risks, and you should review the available Indexed Crediting Rate Strategies carefully before making an investment decision. When you invest in an Indexed Crediting Rate Strategy, you will be exposed to certain risks, including the following:

Buffer Percentage and Floor Percentage Risk

The Buffer Percentage or Floor Percentage that is applicable to an Indexed Crediting Rate Strategy only provides you with limited protection from negative Index performance at the end of a Strategy Period, or, in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, each Contract Year during the Strategy Period. You could lose a significant amount of your Premium and/or prior earnings under the Contract despite these limits on negative Index Returns.

Under an Indexed Crediting Rate Strategy, the maximum amount of loss that you could experience due to negative Index performance at the end of a Strategy Period, after taking into account the minimum limits on Index loss currently provided under the Contract, would be up to 90% of your investment in an Indexed Crediting Rate Strategy with a -10% Buffer Percentage, up to 80% of your investment in an Indexed Crediting Rate Strategy with a -20% Buffer Percentage and up to 10% of your investment in an Indexed Crediting Rate Strategy with a -10% Floor Percentage due to negative Index performance. If you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage applies each Contract Year during the Strategy Period, and at the end of a Strategy Period you could lose significantly more due to compounding annual losses. You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Strategy Period to the next; however, we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.

You also bear the risk that continued negative Index Returns may result in zero or negative Indexed Strategy Interest being credited to your Contract Value over multiple Strategy Periods. Given that the Floor Percentage and Buffer Percentage (as applicable) apply only to a single Strategy Period, if an Indexed Crediting Rate Strategy is credited with negative Strategy Interest for multiple Strategy Periods, the cumulative loss may exceed any single Strategy Period's stated limit of the Buffer Percentage or Floor Percentage. Similarly, if you select an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage will apply each Contract Year during a Strategy Period, so if the Index has negative performance for multiple Contract Years during the Strategy Period, the cumulative loss reflected in the Indexed Crediting Rate on the Strategy Maturity Date may exceed any single Contract Year's stated Buffer Percentage. For the 0% Floor Rate Strategy, Strategy Interest will not be negative so long as you do not remove any Contract Value from the Indexed Crediting Rate Strategy prior to the Strategy Maturity Date. In addition, the limits on downside loss provided by the Floor Percentage or Buffer Percentage, as applicable, are for the entire Strategy Period for a particular Indexed Crediting Rate Strategy and are not annual limits. For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

For Withdrawals, annuitizations and death benefits that occur during a Strategy Period, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Percentage or Floor Percentage in the calculation of the Strategy Interim Value. In order to receive the full protection, the particular transaction must occur on the Strategy Maturity Date.

Index Cap Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Cap Rate. The Index Cap Rate limits the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period, or, in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, each Contract Year during the Strategy Period. The Index Cap Rates do not guarantee a certain amount of Strategy Interest. The Indexed Crediting Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index is subject to a maximum in the form of the Index Cap Rate. The Index Cap Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Cap Rate of 5%, and the Index Return for the Strategy Period is 10%, we will credit 5% in Indexed Strategy Interest at the end of the Strategy Period.

The Index Cap Rate limits the amount of positive Strategy Interest that we may be obligated to credit for any Strategy Period. We set the Index Cap Rates at our discretion. You bear the risk that we will not set the Index Cap Rates higher than the Guaranteed Minimum Cap Rate. Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the Guaranteed Minimum Cap Rate of 2.0% for 1 year Strategy Period, the maximum potential gain at the end of the Strategy Period due to positive Index Return would be 2.0%.

The Index Cap Rate declared for a Strategy Period is for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. It is not an annual limit unless the Strategy Period is one year or in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Cap Rate offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Index Participation Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Participation Rate. At the end of the Strategy Period, your participation in any positive Index Return will be limited to a percentage of the positive Index Return. That percentage will equal the Index Participation Rate. The Index Participation Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Participation Rate of 80%, and the Index Return for the Strategy Period is 10%, we will credit 8% (80% of 10%) in Indexed Strategy Interest at the end of the Strategy Period.

The Index Participation Rate may limit the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period. The Indexed Crediting Rate for an Indexed Crediting Rate Strategy subject to an Index Participation Rate may be less than the positive Index Return of the applicable Index. We set the Index Participation Rates at our discretion. You bear the risk that we will not set the Index Participation Rates higher than the Guaranteed Minimum Participation Rate.

The Index Participation Rate declared for a Strategy Period is for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Participation Rate offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Index Trigger Rate Risk

Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Trigger Rate. The Index Trigger Rate is the Indexed Crediting Rate that will be credited to your Contract for a given Strategy Period if the Index Return equals or exceeds the Trigger Threshold. The Index Trigger Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index will result in an Indexed Crediting Rate equal to the Index Trigger Rate, which may be less than the positive Index Return. The Index Trigger Rate may result in you earning less than the Index Return. For example, if you invest in an Indexed Crediting Rate Strategy with an Index Trigger Rate of 5% and a Trigger Threshold of -5%, and the Index Return for the Strategy Period is 10%, we will credit 5% in Indexed Strategy Interest at the end of the Strategy Period.

The Index Trigger Rate limits the amount of positive Indexed Strategy Interest that we may be obligated to credit for any Strategy Period. We set the Index Trigger Rates and Trigger Thresholds at our discretion. You bear the risk that we will not set the Index Trigger Rates higher than the Guaranteed Minimum Trigger Rate and that we will not set the Trigger Threshold lower than -1%. Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming a Guaranteed Minimum Trigger Rate of 2.0% for 1 year Strategy Period, the maximum potential gain at the end of the Strategy Period due to positive Index performance would be 2.0%.

The Index Trigger Rate and Trigger Threshold declared for a Strategy Period are for the entire Strategy Period for a particular Indexed Crediting Rate Strategy. They is not an annual amount unless the Strategy Period is one year. Indexed Crediting Rate Strategies can have different Buffer Percentage Rates or Floor Percentage Rates, which will impact the Index Trigger Rate and Trigger Threshold offered on the Indexed Crediting Rate Strategies. The Buffer Percentage Rate or Floor Percentage Rate, as applicable, will never change for a specific Indexed Crediting Rate Strategy. If a different Buffer Percentage Rate or Floor Percentage Rate is introduced, it will be offered on a new Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Crediting Methods.

Indexed Crediting Rate Strategy and Index Availability Risk

There is no guarantee that any particular Indexed Crediting Rate Strategy or Index will be available during the entire period that you own your Contract, although we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. If you are not comfortable with the possibility that the Indexed Crediting Rate Strategies available in the future may be different, you should not buy this Contract, as we do not guarantee the availability of any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy. In the future, we may not offer any Indexed Crediting Rate Strategies with a Floor Percentage, and we do not guarantee a minimum Floor Percentage for any new Indexed Crediting Rate Strategy with a Floor Percentage that we may decide to offer.

We may remove or replace an Index in the event of the Index being discontinued, an Index calculation substantially changing, the unavailability of Index values, the loss of our license or permission to use the Index, the inability to hedge risks associated with the Index or similar conditions approved by applicable regulators.

Other considerations relating to this risk include:

•  In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Strategy Period. This is because if we remove an Index during a Strategy Period, we will end, (i.e., mature), the Strategy Period on the date the Index is removed, and calculate the Indexed Crediting Rate based on the Indexed Crediting Rate Strategy's features (i.e. Index Cap Rate, Index Participation Rate, or Index Trigger Rate and Trigger Threshold, and Buffer Percentage or Floor Percentage, as applicable). Your Contract Value in the applicable Indexed Crediting Rate Strategy will be transferred to the Fixed Crediting Rate Strategy, and you will not be able to reallocate it until the next Contract Anniversary Date. This may negatively affect the Strategy Interest you earn during the Strategy Period.

•  On the next Contract Anniversary, you may transfer your Contract Value in the Fixed Crediting Rate Strategy to an Indexed Crediting Rate Strategy without charge. If you do not want to remain invested in the Fixed Crediting Rate Strategy until the next Contract Anniversary, your only option will be to withdraw the Contract Value, which may may be lower than the amount you invested and cause you to incur Withdrawal Charges, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  Changes to the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for an Indexed Crediting Rate Strategy, if any, occur at the beginning of the next Strategy Period. We will provide written notice at least 30 calendar days prior to each Strategy Start Date instructing you how to obtain the Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for the next Strategy Period. Those Index Cap Rates, Index Participation Rates and Index Trigger Rates and Trigger Thresholds will be made available to you at least 15 calendar days prior to the Strategy Start Date. You are only able to make Transfers of Contract Value among the various Indexed Crediting Rate Strategies at the end of a Strategy Period (or, following exercise of a Performance Lock, on the next Contract Anniversary. See Limits on Transfers Between Indexed Crediting Rate Strategies, below.

•  If you do not like a new Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold for a particular Indexed Crediting Rate Strategy, at the end of the current Strategy Period, you may transfer your Strategy Maturity Value to another Indexed Crediting Rate Strategy without charge.

•  If you do not want to invest in any Indexed Crediting Rate Strategy or the Fixed Crediting Rate Strategy under the Contract, your only option will be to fully withdraw or annuitize your Contract. Fully withdrawing or annuitizing your Contract may cause you to incur Withdrawal Charges, Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.

•  We will not substitute any Index until the new Index has received any necessary regulatory approvals. Any addition, substitution, or removal of an Indexed Crediting Rate Strategy or Index will be communicated to you in writing. If we add or remove an Index, the changes will not be effective for your Contract until the start of the next Strategy Period. Adding or removing an Index does not cause a change in the Floor Percentage or Buffer Percentage Rates, as applicable. Any Indexed Crediting Rate Strategy based on the performance of the newly added Index may have a different Index Cap Rate, Index Participation Rate or Index Trigger Rate and Trigger Threshold.

•  You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

For additional information, see 8. The Indexed Crediting Rate Strategies and 11. Options at End of Strategy Period.

Risks Associated with the Indices

•  The performance of an Index is based on changes in the values of the securities or other assets that comprise or define the Index. The securities and assets comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated.

•  The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Strategy Periods, may cause you to lose principal and/or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Period or multiple Strategy Periods.

•  Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):

°  Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

°  Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

°  Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.

•  We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Strategy Period as a whole (including a multi-year Strategy Period) even if the Index performed positively for certain periods of time during the Strategy Period.

•  An investment in an Indexed Crediting Rate Strategy is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indices.

•  Each Index is a "price return index," not "total return index," meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.

In addition to the foregoing, each Index has its own unique risks, as follows:

•  The S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization ("large cap") U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization ("small cap") companies.

•  Russell 2000® Index: This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.

•  Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

•  MSCI Emerging Markets (EM) Index: This Index is an equity index that is designed to measure equity market performance of emerging markets. The MSCI EM Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI EM Price Return Index does not include dividends declared by any of the companies included in this index. The securities comprising the MSCI EM Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. These risks are heightened in emerging markets, due to the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing and financial recordkeeping standards. The potential for significant such errors may impact the Index's performance. The rights and remedies of investors in an index that tracks foreign securities may be different from investments that track an index of domestic securities. Certain jurisdictions, such as China, limit oversight of audit work papers and practices of registered accouinting firms.

For additional information, see 8. The Indexed Crediting Rate Strategies – Indices.

Index Cap Rate Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Cap Rate. The Index Cap Rate limits the positive Index Return, if any, that may be credited to your Contract for a given Strategy Period, or, in the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, each Contract Year during the Strategy Period.
Index Participation Rate Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Participation Rate. At the end of the Strategy Period, your participation in any positive Index Return will be limited to a percentage of the positive Index Return. That percentage will equal the Index Participation Rate. The Index Participation Rate may result in you earning less than the Index Return.
Index Trigger Rate Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Amounts allocated to an Indexed Crediting Rate Strategy may be subject to an Index Trigger Rate. The Index Trigger Rate is the Indexed Crediting Rate that will be credited to your Contract for a given Strategy Period if the Index Return equals or exceeds the Trigger Threshold. The Index Trigger Rate for an Indexed Crediting Rate Strategy may be less than the positive Index Return of the applicable Index because any positive return of the respective Index will result in an Indexed Crediting Rate equal to the Index Trigger Rate, which may be less than the positive Index Return. The Index Trigger Rate may result in you earning less than the Index Return.
LIQUIDITY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

LIQUIDITY RISK

The restrictions applicable to transfers between Investment Options create liquidity risk. You are only able to make transfers of Contract Value among the various Investment Options at the end of a Strategy Period. This significantly limits your ability to react to changes in market conditions during Strategy Periods.

Your Transfer requests must be received by us at least one Business Day prior to the end of a Strategy Period. If you submit a Transfer request but we do not receive it prior to that time, your Strategy Maturity Value will be automatically re-invested as described in 11. Options at End of Strategy Period. If the Strategy Maturity Date is not on a Business Day, we must receive your Transfer request by the Business Day prior to the last Business Day before the Strategy Maturity Date. For example, if the Strategy Maturity Date is a Saturday, and the last preceding business Day is the preceding Friday, your Transfer request must be received by us before the end of the Business Day on the preceding Thursday. This example assumes no holidays during this period.

In the absence of timely instructions in Good Order, the Strategy Maturity Value in the ended Investment Option will be automatically re-invested in the same Investment Option (Indexed Crediting Rate Strategy or Fixed Crediting Rate Strategy) for a new Strategy Period (subject to the Index Cap Rate, Index Participation Rate, Index Trigger Rate and Trigger Threshold or annual interest rate applicable to a new Strategy Period), provided that the same Crediting Rate Strategy is available for a new Strategy Period.

If we do not receive timely instructions in Good Order and the same Investment Option is no longer available, the Strategy Maturity Value in the ended Investment Option will be automatically Transferred to the Fixed Crediting Rate Strategy. We reserve the right to change the default options as described above in the future.

Please note that the Index Cap Rate, Index Participation Rate, Index Trigger Rate and Trigger Threshold or annual interest rate we declare for the new Strategy Period may be higher or lower than the previous Strategy Period, subject to the guaranteed limits described in this prospectus.

Because Transfers from an Investment Option are only allowed on the Strategy Maturity Date, if you fail to Transfer Strategy Maturity Value at the end of a Strategy Period and do not wish to remain invested in a particular Investment for another Strategy Period, you may take a full Withdrawal of the related Contract Value. Withdrawing all or some of the Contract Value may cause you to incur Withdrawal Charges, negative Strategy Interim Value Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. Additionally, if you are invested in a multi-year Indexed Crediting Rate Strategy, you can exercise the Performance Lock and reallocate your Contract Value in the Indexed Crediting Rate Strategy on the next Contract Anniversary. For additional information, see 11. Options at End of Strategy Period.

PERFORMANCE LOCK RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

PERFORMANCE LOCK RISK

If you exercise a Performance Lock, and the locked-in Strategy Interim Value is less than your Strategy Base Value, you will be locking-in a loss rather than a gain. The loss could be significant. The Indexed Strategy Interest you receive upon exercising the Performance Lock may be lower than the Indexed Strategy Interest you would have received on the Strategy Maturity Date if you hadn't exercised the Performance Lock. Similarly, you may receive a negative Indexed Strategy Interest due to exercising Performance Lock when, had you not exercised Performance Lock, you would have received a positive Indexed Strategy Interest on the Strategy Maturity Date. You also may receive less than the full protection of the Buffer Percentage or Floor Percentage (as applicable). This is due to the Strategy Interim Value being applied in calculating the Indexed Strategy Interest instead of the point-to-point crediting method. If a Performance Lock is exercised, the Indexed Crediting Rate Strategy's Floor Percentage or Buffer Percentage, Index Cap Rate, Index Participation Rate and Index Trigger Rate and Trigger Threshold (as applicable) will no longer be applied on the Strategy Maturity Date. If a Performance Lock has been exercised and the current Strategy Maturity Date is later than the next Contract Anniversary, the Strategy Period is shortened, and the Strategy Maturity Date is moved up to the next Contract Anniversary.

In addition, at the time you exercise a Performance Lock, you will not know the locked-in Strategy Interim Value in advance because the Strategy Interim Value is calculated at the end of the Business Day. The locked-in Strategy Interim Value could be lower than you anticipated. If you submit a Performance Lock request, the locked-in Strategy Interim Value may be lower or higher than the Strategy Interim Value that was last calculated before you submitted your request. If you establish a Lock Threshold, you will not know the locked-in Strategy Interim Value in advance, although the locked-in Strategy Interim Value will be at least equal to the Lock Threshold. For additional information on how the Strategy Interim Value is calculated, see 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value and the Statement of Additional Information.

You can obtain the current Strategy Interim Value by calling us at 1-833-4-ASPIDA (1-833-427-7432) or by visiting https://sso.aspida.com/ and using your secure login. However, as explained above, if you were to exercise Performance Lock, the locked-in Strategy Interim Value may be more or less than the quoted value. You should speak to your financial professional before executing a Performance Lock.

We will not provide advice or notify you regarding whether you should exercise the Performance Lock features or the optimal time for doing so. It is possible that you may exercise Performance Lock at a sub-optimal time during the Strategy Period, or that there is no optimal time to exercise Performance Lock during a Strategy Period. We will not warn you if you exercise the Performance Lock features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Performance Lock features.

Once a Performance Lock is executed, it is irrevocable for that Strategy Period. A lock-in will not be applied retroactively and can only be exercised for the entire Indexed Crediting Rate Strategy. A Performance Lock may only be exercised once per Strategy Period for each Indexed Crediting Rate Strategy.

For additional information, see 8. The Indexed Crediting Rate Strategies – Performance Lock Feature.

RISK OF ADVERSE TAX CONSEQUENCES [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

RISK OF ADVERSE TAX CONSEQUENCES

The tax considerations associated with the Contract vary and can be complicated. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person's Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

STRATEGY INTERIM VALUE RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

STRATEGY INTERIM VALUE RISK

On each Business Day of the Strategy Period, other than the first and last day, we determine the Strategy Interim Value for each Indexed Crediting Rate Strategy. In order to calculate your Strategy Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives (which we may or may not actually hold) less a provision for the cost attributable to reasonably expected or actual trading costs at the time of calculation in order to provide a current estimate of the value of the Indexed Crediting Rate Strategy at the end of the Strategy Period. This means that even if the Index has performed positively, it is possible that the Strategy Interim Value may have decreased. For more information and to see how we calculate the Strategy Interim Value, see 10. Valuing Your Contract – Indexed Crediting Rate Strategy Value and the Statement of Additional Information.

A Strategy Interim Value Adjustment will apply to your Contract when one of the following transactions occurs: (i) any Withdrawal from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date, including a full surrender, partial Withdrawal, Withdrawal of the Free Surrender Amount, RMD Withdrawal, scheduled Withdrawal, or unscheduled Withdrawal; (ii) any Annuitization of Contract Value in an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date; or (iii) any death benefit based on Contract Value, if Contract Value is allocated to an Indexed Crediting Rate Strategy and the death benefit is calculated prior to the Strategy Maturity Date.

If you allocate Contract Value to an Indexed Crediting Rate Strategy, Indexed Strategy Interest will not be credited to your Contract Value in the particular Indexed Crediting Rate Strategy until the end of the Strategy Period. Amounts withdrawn from an Indexed Crediting Rate Strategy prior to the end of a Strategy Period will not have Indexed Strategy Interest applied to it. This includes Contract Value being applied to pay a death benefit or to an Annuitization option during a Strategy Period. Except for the first and last Business Day of a Strategy Period, your Strategy Interim Value is the amount available for Withdrawals, surrenders, annuitization and death benefits. There is a risk that this Strategy Interim Value could be less than your original Premium, resulting in a negative Strategy Interim Value Adjustment, even if the applicable Index has been performing positively.

Partial Withdrawals prior to the Strategy Maturity Date for an Indexed Crediting Rate Strategy will also reduce your Strategy Base Value for that Indexed Crediting Rate Strategy. The Strategy Base Value represents the amount contributed to the Indexed Crediting

Rate Strategy, subject to reductions during the Strategy Period. Generally, when a partial Withdrawal is taken from an Indexed Crediting Rate Strategy prior to the Strategy Maturity Date, the Strategy Base Value will be proportionately reduced, and this reduction could be greater than the amount withdrawn. When a partial Withdrawal is taken from an Indexed Crediting Rate Strategy on the Strategy Maturity Date, the Strategy Base Value is reduced by the amount withdrawn. A reduction to your Strategy Base Value prior to the end of the Strategy Period for an Indexed Crediting Rate Strategy will result in lower Strategy Interim Values for the remainder of the Strategy Period. Also, a reduction to your Strategy Base Value will result in less gain or more loss, as applicable, at the end of a Strategy Period.

For additional information, see 10. Valuing Your Contract – Impact of Withdrawals from Indexed Crediting Rate Strategies.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]		a Buffer Percentage to absorb negative Index Return up to the amount of the Buffer Percentage
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]		For example, if the Indexed Crediting Rate Strategy has a Buffer Percentage, if the Index Return is -25% and the Buffer Percentage is -10%, the Indexed Crediting Rate would be -15% (the amount that the Index Return exceeds the Buffer Percentage) on the Strategy Maturity Date, meaning that your Strategy Maturity Value will show a 15% decrease from your Strategy Base Value. For Indexed Crediting Rate Strategies with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage will absorb negative Index Return up to the amount of the Buffer Percentage each Contract Year during the Strategy Period.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]		5.00%
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		If the Indexed Crediting Rate Strategy has a Buffer Percentage, if the Index Return is -25% and the Buffer Percentage is -10%, the Indexed Crediting Rate would be -15% (the amount that the Index Return exceeds the Buffer Percentage) on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Buffer Percentage will apply to the performance of the Index each Contract Year during the Strategy Period
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]		(5.00%)
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

•  Buffer Percentage. If an Indexed Crediting Rate Strategy has a Buffer Percentage, the Buffer Percentage represents the amount of any negative Index Return the Company will absorb before you are credited with negative interest. Each Indexed Crediting Rate Strategy with a Buffer Percentage will specify the Buffer Percentage for that strategy. Depending on which Indexed Crediting Rate Strategy you select, the Buffer Percentage will provide protection from a negative Index Return of up to -10% or up to -20%. The Buffer Percentage will not change during a Strategy Period.

The Buffer Percentage for an Indexed Crediting Rate Strategy will not change while we continue to offer that Indexed Crediting Rate Strategy. However, we reserve the right to add and remove Indexed Crediting Rate Strategies as available investment options. As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next, provided that we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage. The Buffer Percentage provides only limited protection from downside risk. You should understand that the Buffer Percentage does not provide absolute protection against negative interest being credited. You may lose money.

Every Indexed Crediting Rate Strategy has its own Buffer Percentage or Floor Percentage. Any portion of your Contract Value that is not allocated to an Indexed Crediting Rate Strategy that includes a Buffer Percentage will not benefit from the protection afforded by a Buffer Percentage.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes a Buffer Percentage when the Index Return is negative assuming hypothetical Index Returns and hypothetical limits on Index losses. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Buffer Percentage of -10% and, at the end of the Strategy Period, there is a negative Index Return of -8%. In this case, to determine the Indexed Crediting Rate we would compare the Buffer Percentage of -10% to the negative Index Return of- 8%. Because the negative Index Return (-8%) does not exceed the Buffer Percentage of -10%, the Indexed Crediting Rate would be 0%. As a result, we would not credit any negative interest to your Strategy Base Value. In this example, the Buffer Percentage provided complete downside protection by preventing you from being credited with negative interest.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Buffer Percentage of -10% and, at the end of the Strategy Period, there is a negative Index Return of -15%. In this case, to determine the Indexed Crediting Rate, we would compare the Buffer Percentage of -10% to the negative Index Return of -15%. Because the negative Index Return (-15%) exceeds the Buffer Percentage of -10%, the Indexed Crediting Rate would be -5% (Index Return of -15% offset by a Buffer Percentage of -10%). As a result, we would credit negative interest equivalent to your Strategy Base Value multiplied by -5%. In this example, the Buffer Percentage provided downside protection because it did limit your loss from -15% to -5%, but it did not provide complete downside protection.

Index-Linked Option Details, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]		The Buffer Percentage will not change during a Strategy Period.
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]		As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next, provided that we will always offer an Indexed Crediting Rate Strategy with the protection of at least a -5% Buffer Percentage.
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return, Example Capped and Buffered [Percent]		(10.00%)
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]		a Floor Percentage to absorb negative Index Return in excess of the Floor Percentage
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]		Alternatively, if the Indexed Crediting Rate Strategy has a Floor Percentage, if the Index Return is -25% and the Floor Percentage is -10%, the Indexed Crediting Rate would be -10% (the Floor Percentage) on the Strategy Maturity Date, meaning that your Strategy Maturity Value will show a 10% decrease from your Strategy Base Value.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		If the Indexed Crediting Rate Strategy has a Floor Percentage, if the Index Return is -25% and the Floor Percentage is -10%, the Indexed Crediting Rate would be -10% (the Floor Percentage) on the Strategy Maturity Date
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

•  Floor Percentage. If an Indexed Crediting Rate Strategy has a Floor Percentage, the Floor Percentage is the maximum negative Indexed Crediting Rate for that Indexed Crediting Rate Strategy for a given Strategy Period. Each Indexed Crediting Rate Strategy with a Floor Percentage will specify the Floor Percentage for that strategy. Depending on which Indexed Crediting Rate Strategy you select, the Floor Percentage will provide protection from a negative Index Return greater than -10% or greater than 0%. If the Floor Percentage is 0%, you are protected from all losses on the Strategy Maturity Date. Before selecting an Indexed Crediting Rate Strategy, you should consider whether the limit on Index gains imposed under the Indexed Crediting Rate Strategy and the protections against Index losses offered by the Floor Percentage are appropriate based on your risk tolerance and investment needs. The Floor Percentage will not change during a Strategy Period. We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.

The Floor Percentage for an Indexed Crediting Rate Strategy will not change while we continue to offer that Indexed Crediting Rate Strategy. However, we reserve the right to add and remove Indexed Crediting Rate Strategies as available investment options. As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next. Unless the Floor Percentage is 0%, the Floor Percentage provides only limited protection from downside risk. You should understand that the Floor Percentage does not provide absolute protection against negative interest being credited. You may lose money.

Every Indexed Crediting Rate Strategy has its own Buffer Percentage or Floor Percentage. Any portion of your Contract Value that is not allocated to an Indexed Crediting Rate Strategy that includes a Floor Percentage will not benefit from the protection afforded by a Floor Percentage.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes a Floor Percentage when the Index Return is negative assuming hypothetical Index Returns and hypothetical limits on Index losses. The examples assume no Withdrawals.

Example 1: Assume that you allocate Funds to an Indexed Crediting Rate Strategy that includes a Floor Percentage of -10% and, at the end of the Strategy Period, the Index Return is -5%. In this case, to calculate the Indexed Crediting Rate, we would compare the Index Floor of -10% to the Index Return of -5%. Because the Floor Percentage (-10%) is less (more negative) than the Index Return (-5%), the Indexed Crediting Rate would be -5%. As a result, we would credit negative interest to your Strategy Base Value at the Indexed Crediting Rate of -5%. In this example, the Floor Percentage did not provide any downside protection.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Floor Percentage of -10% and, at the end of the Strategy Period, the Index Return is -15%. In this case, to calculate the Indexed Crediting Rate, we would compare the Floor Percentage of -10% to the Index Return of -15%. Because the Floor Percentage (-10%) is higher (less negative) than the Index Return (-15%), the Indexed Crediting Rate would be -10%. As a result, we would credit negative interest to your Strategy Base Value at the Indexed Crediting Rate of -10%. In this example, the Floor Percentage provided downside protection by limiting your loss.

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes a Floor Percentage of 0% and, at the end of the Strategy Period, the Index Return is -15%. Because a Floor Percentage of 0% protects you against all negative Index Returns, the Indexed Crediting Rate would be 0%. As a result, we would not credit any negative or positive interest to your Strategy Base Value. A Floor Percentage of 0% provides downside protection by ensuring you have no loss on the Strategy Maturity Date.

Index-Linked Option Details, Current Limit on Index Losses [Percent]		0.00%
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]		The Floor Percentage will not change during a Strategy Period.
Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]		As such, the limits on Index loss offered under the Contract may change from one Strategy Period to the next. Unless the Floor Percentage is 0%, the Floor Percentage provides only limited protection from downside risk.
Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		We do not guarantee that we will always offer an Indexed Crediting Rate Strategy with a Floor Percentage.
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		If the Strategy includes an Index Cap Rate, we limit the Indexed Crediting Rate to the lesser of the Index Return or the Index Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Index Return is 12% and the Index Cap Rate is 8%, the Indexed Crediting Rate would be 8% (the lesser of the Index Return and the Index Cap Rate) on the Strategy Maturity Date, meaning that your Strategy Maturity Value will show an 8% increase from your Strategy Base Value. For Indexed Crediting Rate Strategies with a Guaranteed Annual Cap Rate and Buffer, we limit the annual performance to the lesser of the Index Return or the Index Cap Rate each Contract Year during the Strategy Period.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Cap Rate Return Limit [Member] | Point-to-Point, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Cap Rate Return Limit [Member] | Point-to-Point, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		10.00%
Cap Rate Return Limit [Member] | Point-to-Point, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		5.00%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		If the Strategy includes an Index Participation Rate, we determine the Indexed Crediting Rate by multiplying the Index Return by the Participation Rate, which will limit the Indexed Crediting Rate on the Strategy Maturity Date if the Participation Rate is below 100%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Index Return is 12% and the Index Participation Rate is 50%, the Indexed Crediting Rate would be 6% (the Index Return multiplied by the Index Participation Rate) on the Strategy Maturity Date, meaning that your Strategy Maturity Value will show a 6% increase from your Strategy Base Value. Alternatively, if the Index Return is 12% and the Index Participation Rate is 10%, the Indexed Crediting Rate would be 1.2% (the Index Return multiplied by the Index Participation Rate) on the Strategy Maturity Date, meaning that your Strategy Maturity Value will show a 1.2% increase from your Strategy Base Value.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		10.00%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		If the Indexed Crediting Rate Strategy has an Index Participation Rate, if the Index Return is 12% and the Index Participation Rate is 50%, the Indexed Crediting Rate would be 6% on the Strategy Maturity Date
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

•  Index Participation Rate. If an Indexed Crediting Rate Strategy has an Index Participation Rate, the Index Participation Rate represents the percentage of any positive Index Return that will be used to calculate the Indexed Crediting Rate for a given Strategy Period. The Index Participation Rate is a percentage, which can be more, less or equal to 100%, that is multiplied by the positive Index Return to determine the interest that would be credited for a given Strategy Period for an Indexed Crediting Rate Strategy. We will not apply an Index Participation Rate if the Index Return is less than zero.

•  If the Index Participation Rate is greater than 100%, it will increase your upside potential when there is a positive Index Return. For example, if your Index Participation Rate is 150%, we will multiply any positive Index Return by 150%

•  If the Index Participation Rate is less than 100%, it will decrease your upside potential when there is a positive Index Return. For example, if your Index Participation Rate is 50%, we will apply only 50% of the positive Index Return.

•  If the Index Participation Rate is equal to 100%, it will neither increase nor decrease your upside potential. If your Index Participation Rate is 100%, we will apply the amount of the positive Index Return.

We set the Index Participation Rate for each Indexed Crediting Rate Strategy prior to the Strategy Start Date. The Index Participation Rate may be different for different Indexed Crediting Rate Strategies and may vary for any Strategy Period for any Indexed Crediting Rate Strategy. In no event will an Index Participation Rate be lower than the Guaranteed Minimum Participation Rate.

The Index Participation Rates do not guarantee a certain amount of interest will be credited. The Index Participation Rates benefit us because they may limit the amount of positive Index Return that we may be obligated to credit for any Strategy Period. We set the Index Participation Rates at our discretion. You bear the risk that we will not set the Index Participation Rates higher than the Guaranteed Minimum Participation Rate.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes an Index Participation Rate when the Index Return is positive assuming hypothetical Index Returns and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Participation Rate of 120%. Also assume that at the end of the Strategy Period, the Index Return is 6.0%. As a result, we would multiply the Index Participation Rate of 120% by the Index Return of 6.0% to determine the Indexed Crediting Rate of 7.2%. You would then be credited with interest equivalent to 7.2% (120% x 6.0%) of your Strategy Base Value. In this example, the Index Participation Rate increased your potential gain.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Participation Rate of 90%. Also assume that at the end of the Strategy Period, the Index Return is 6.0%. As a result, we would multiply the Index Participation Rate of 90% by the Index Return of 6.0% to determine the Indexed Crediting Rate of 5.4%. You would then be credited with interest equivalent to 5.4% (90% x 6.0%) of your Strategy Base Value. In this example, the Index Participation Rate decreased your potential gain.

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Participation Rate of 100%. Also assume that at the end of the Strategy Period, the Index Return is 6.0%. As a result, we would multiply the Index Participation Rate of 100% by the Index Return of 6.0% to determine the Index Crediting Rate of 6.0%. You would then be credited with interest equivalent to 6.0% (100% x 6.0%) of your Strategy Base Value. In this example, the Index Participation Rate did not impact your potential gain.

Buffer Rate 10% [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		90.00%
Buffer Rate 20% [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		80.00%
Floor Rate 10% [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		10.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		10.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]		10.00%
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		10.00%
Guaranteed Annual Cap Rate and Buffer [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			2.00%
Index Cap Rate 1 Year [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			2.00%
Index Cap Rate 3 Year [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			5.00%
Index Cap Rate 6 Year [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			10.00%
Index Cap Rate Return Limit [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		If the Indexed Crediting Rate Strategy has an Index Cap Rate, if the Index Return is 12% and the Index Cap Rate is 8%, the Indexed Crediting Rate would be 8% on the Strategy Maturity Date. In the case of an Indexed Crediting Rate Strategy with a Guaranteed Annual Cap Rate and Buffer, the Index Cap Rate will apply to the performance of the Index each Contract Year during the Strategy Period
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

•  Index Cap Rate. If an Indexed Crediting Rate Strategy has an Index Cap Rate, the Index Cap Rate represents the maximum positive Index Return that would be used to calculate the Indexed Crediting Rate for a given Strategy Period, which will limit your positive returns. The Indexed Crediting Rate for the Strategy Period will be the lesser of (i) the Index Return and (ii) the Index Cap Rate. We set the Index Cap Rate for each Indexed Crediting Rate Strategy prior to the Strategy Start Date. The Index Cap Rate may be different for different Indexed Crediting Rate Strategies and may vary for any Strategy Period for any Indexed Crediting Rate Strategy. In no event will an Index Cap Rate be lower than the Guaranteed Minimum Cap Rate.

The Index Cap Rates do not guarantee a certain amount of interest will be credited. The Index Cap Rates benefit us because they limit the amount of positive Index Return that we may be obligated to credit for any Strategy Period. We set the Index Cap Rates at our discretion. You bear the risk that we will not set the Index Cap Rates higher than the Guaranteed Minimum Cap Rates.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes an Index Cap Rate when the Index Return is positive assuming hypothetical Index Returns and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Cap Rate of 6%. Also assume that at the end of the Strategy Period, the positive Index Return is 5%. In this case, to determine the Indexed Crediting Rate, we would compare the 5% to the Index Cap Rate of 6%. Because the positive Index Return is less than the Index Cap Rate (6%), the full 5% would be used for the Indexed Crediting Rate. As a result, you would be credited with Indexed Strategy Interest equivalent to 5% of your Strategy Base Value. In this example, the Index Cap Rate did not limit your potential gain.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Cap Rate of 7%. Also assume that at the end of the Strategy Period, the positive Index Return is 10%. In this case, to determine the Indexed Crediting Rate, we would compare the 10% to the Index Cap Rate of 7%. Because the positive Index Return is higher than the Index Cap Rate (7%), the Index Cap Rate of 7% would be used for the Indexed Crediting Rate. As a result, you would be credited with Indexed Strategy Interest equivalent to 7% of your Strategy Base Value. In this example, the Index Cap Rate limited your potential gain.

Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return, Example Capped and Buffered [Percent]		5.00%
Index Participation Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			10.00%
Index Trigger Rate 1 Year [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			2.00%
Index Trigger Rate 3 Year [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			5.00%
Index Trigger Rate 6 Year [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			10.00%
Index Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		-1%
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		If the Strategy includes an Index Trigger Rate, if the Index Return equals or exceeds the Trigger Threshold, the Indexed Crediting Rate will equal the Index Trigger Rate. Because the Trigger Threshold will always be negative, an Indexed Crediting Rate Strategy with an Index Trigger Rate is a "Dual Direction" strategy because if the Index Return for the Strategy Period is either positive, zero or negative but at least the Trigger Threshold, your Indexed Crediting Rate will be positive in the amount of the Index Trigger Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Index Return is 8%, the Trigger Threshold is -1% and the Index Trigger Rate is 5%, the Indexed Crediting Rate would be 5% on the Strategy Maturity Date, meaning that your Strategy Maturity Value will show a 5% increase from your Strategy Base Value.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		If the Indexed Crediting Rate Strategy has an Index Trigger Rate and Trigger Threshold, if the Index Trigger Rate is 5% and the Trigger Threshold is -5%, if the Index return equals or exceeds -5%, the Indexed Crediting Rate would be 5% on the Strategy Maturity Date
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

•  Index Trigger Rate. If an Indexed Crediting Rate Strategy has an Index Trigger Rate, the Index Trigger Rate represents the positive Crediting Rate for a given Strategy Period if the Index Return for the Strategy Period equals or exceeds the Trigger Threshold. We set the Index Trigger Rate and the Trigger Threshold for each Indexed Crediting Rate Strategy prior to the beginning of a Strategy Period, and the Index Trigger Rate and Trigger Threshold may vary between Indexed Crediting Rate Strategies. An Index Trigger Rate and/or a Trigger Threshold for a Strategy Period may be higher or lower than the Index Trigger Rates and/or Trigger Threshold for previous or future Strategy Periods. In no event will an Index Trigger Rate be lower than the Guaranteed Minimum Trigger Rate. The Trigger Threshold will never be greater than -1% or lower than the Buffer Percentage. Because the Trigger Threshold will always be negative, an Indexed Crediting Rate Strategy with an Index Trigger Rate is a "Dual Direction" strategy because if the Index Return for the Strategy Period is either positive, zero or negative but at least the Trigger Threshold, your Indexed Crediting Rate will be positive in the amount of the Index Trigger Rate.

The Index Trigger Rates do not guarantee a certain amount of interest will be credited unless the applicable Index Return equals or exceeds the Trigger Threshold. The Index Trigger Rates limit the amount of positive Index Return that we may be obligated to credit for any Strategy Period. We set the Index Trigger Rates and Trigger Thresholds at our

discretion. You bear the risk that we will not set the Index Trigger Rates higher than the Guaranteed Minimum Trigger Rate and that we will not set the Trigger Threshold lower than -1%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]

The following examples illustrate how we calculate and credit interest calculated under an Indexed Crediting Rate Strategy that utilizes an Index Trigger Rate when the Index Return equals or exceeds the Trigger Threshold assuming hypothetical Index Returns and hypothetical limits on Index gains. The examples assume no Withdrawals.

Example 1: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is 5%. Because the Index Return is greater than the Trigger Threshold (-3%), the Index Crediting Rate will equal the Index Trigger Rate of 6%. You would then be credited with interest equivalent to 6.0% of your Strategy Base Value. In this example, the Index Trigger Rate was greater than the Index Return.

Example 2: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is 10%. Because the Index Return is greater than the Trigger Threshold (-3%), the Indexed Crediting Rate will equal the Index Trigger Rate of 6%. You would then be credited with interest equivalent to 6.0% of your Strategy Base Value. In this example, the Trigger Rate limited your potential gain.

Example 3: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is -1%. Because the Index Return (-1%) is greater than the Trigger Threshold (-3%), the Indexed Crediting Rate will equal the Index Trigger Rate of 6%. You would then be credited with interest equivalent to 6.0% of your Strategy Base Value. In this example, the Trigger Rate was greater than the Index Return.

Example 4: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is -5%. Because the Index Return (-5%) is lower than the Trigger Threshold (-3%) but above the selected Buffer Percentage (10%), the Indexed Crediting Rate will equal 0%. In this example, you were protected from the Index loss, but you were not credited with interest because the Index Return was below the Trigger Threshold but was within the Buffer Percentage.

Example 5: Assume that you allocate funds to an Indexed Crediting Rate Strategy that includes an Index Trigger Rate of 6%, a 10% Buffer Percentage and a Trigger Threshold of -3%. Also assume that at the end of the Strategy Period, the Index Return is -12%. Because the Index Return of -12% is lower than the Trigger Threshold (-3%) and also below the Buffer Percentage (10%), the Indexed Crediting Rate will equal -2% (the amount by which the Index Return exceeded the Buffer Percentage). You would then be credited with interest equivalent to -2% of your Strategy Base Value. In this example, you were protected from the first -10% of Index loss due to the Buffer Percentage.

Index Trigger Rate Return Limit [Member] | Point-to-Point, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Index Trigger Rate Return Limit [Member] | Point-to-Point, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		10.00%
Index Trigger Rate Return Limit [Member] | Point-to-Point, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		5.00%
Trigger Threshold [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]			(1.00%)
MSCI EM Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

MSCI EM Index

[1] This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]				30.60%	5.10%	7.00%	(22.40%)	(4.60%)	15.80%	15.40%	(16.60%)	34.30%	8.60%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(12.40%)	0.00%	5.00%	5.00%	(6.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

•  MSCI Emerging Markets (EM) Index (MXEF). The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this prospectus, the MSCI Emerging Markets Index consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and UAE .

MSCI EM Index [Member] | Buffer 10%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EM Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
MSCI EM Index [Member] | Buffer 10%, Index Dual Direction Trigger Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EM Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Dual Direction Trigger Rate
MSCI EM Index [Member] | Buffer 10%, Index Dual Trigger Rate 2%, Trigger Threshold 1% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		(1.00%)
Index-Linked Option Available, Index Gain Limit Type		Trigger Threshold
MSCI EM Index [Member] | Buffer 20%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EM Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

Nasdaq-100 Index

[1] This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]				20.20%	24.90%	53.80%	(33.00%)	26.60%	47.60%	38.00%	(1.00%)	31.50%	5.90%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(23.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

•  Nasdaq-100® Index (NDX). The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies.

Nasdaq-100 Index® [Member] | Buffer 10%, Index Cap Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 10%, Index Cap Rate 2% [Member] | Guaranteed Annual Point-to-Point Cap Rate and Buffer, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Guaranteed Annual Point-to-Point Cap Rate and Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 10%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 10%, Index Cap Rate 5% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 10%, Index Dual Direction Trigger Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Dual Direction Trigger Rate
Nasdaq-100 Index® [Member] | Buffer 10%, Index Dual Trigger Rate 2%, Trigger Threshold 1% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		(1.00%)
Index-Linked Option Available, Index Gain Limit Type		Trigger Threshold
Nasdaq-100 Index® [Member] | Buffer 10%, Index Participation Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Nasdaq-100 Index® [Member] | Buffer 10%, Index Participation Rate 10% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Nasdaq-100 Index® [Member] | Buffer 20%, Index Cap Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 20%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 20%, Index Cap Rate 5% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Buffer 20%, Index Participation Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Nasdaq-100 Index® [Member] | Buffer 20%, Index Participation Rate 10% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Nasdaq-100 Index® [Member] | Floor 0%, Index Cap Rate 2% Member | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		0.00%
Index-Linked Option Available, Index Loss Limit Type	[4]	Floor Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Nasdaq-100 Index® [Member] | Floor 10%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100 Index®
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Floor Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

Russell 2000 Index

[1] This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]				11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

•  Russell 2000® Index (RTY). The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2000® Index [Member] | Buffer 10%, Index Cap Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member] | Buffer 10%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member] | Buffer 10%, Index Cap Rate 5% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member] | Buffer 10%, Index Dual Direction Trigger Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Dual Direction Trigger Rate
Russell 2000® Index [Member] | Buffer 10%, Index Dual Trigger Rate 2%, Trigger Threshold 1% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		(1.00%)
Index-Linked Option Available, Index Gain Limit Type		Trigger Threshold
Russell 2000® Index [Member] | Buffer 10%, Index Participation Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Russell 2000® Index [Member] | Buffer 10%, Index Participation Rate 10% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Russell 2000® Index [Member] | Buffer 20%, Index Cap Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member] | Buffer 20%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member] | Buffer 20%, Index Cap Rate 5% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
Russell 2000® Index [Member] | Buffer 20%, Index Participation Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
Russell 2000® Index [Member] | Buffer 20%, Index Participation Rate 10% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
S&P 500® Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

S&P 500 Index

[1] This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]				16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		This Index is a "price return index," not a "total return index," and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

•  S&P 500® Index (SPX). The S&P 500® Index is widely regarded as the best single gauge of US large-cap equities. The index includes 500 leading companies spanning all sectors of the US stock market. It covers approximately 80% of the US equity market capitalization.

S&P 500® Index [Member] | Buffer 10%, Index Cap Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 10%, Index Cap Rate 2% [Member] | Guaranteed Annual Point-to-Point Cap Rate and Buffer, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Guaranteed Annual Point-to-Point Cap Rate and Buffer
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 10%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 10%, Index Cap Rate 5% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 10%, Index Dual Direction Trigger Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Dual Direction Trigger Rate
S&P 500® Index [Member] | Buffer 10%, Index Dual Trigger Rate 2%, Trigger Threshold 1% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		(1.00%)
Index-Linked Option Available, Index Gain Limit Type		Trigger Threshold
S&P 500® Index [Member] | Buffer 10%, Index Participation Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
S&P 500® Index [Member] | Buffer 10%, Index Participation Rate 10% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
S&P 500® Index [Member] | Buffer 20%, Index Cap Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 20%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 20%, Index Cap Rate 5% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Buffer 20%, Index Participation Rate 10% [Member] | Point-to-Point, Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
S&P 500® Index [Member] | Buffer 20%, Index Participation Rate 10% [Member] | Point-to-Point, Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(20.00%)
Index-Linked Option Available, Index Loss Limit Type		Buffer Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		10.00%
Index-Linked Option Available, Index Gain Limit Type		Index Participation Rate
S&P 500® Index [Member] | Floor 0%, Index Cap Rate 2% Member | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		0.00%
Index-Linked Option Available, Index Loss Limit Type	[4]	Floor Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
S&P 500® Index [Member] | Floor 10%, Index Cap Rate 2% [Member] | Point-to-Point, One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500® Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]		(10.00%)
Index-Linked Option Available, Index Loss Limit Type		Floor Percentage
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Index Cap Rate
ICC24C-RILA1015 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name		ICC24C-RILA1015
Non-variable Annuities, Number Outstanding		11
Non-variable Annuities, Total Value		$ 1,639,007
Non-variable Annuities, Number Sold		11
Non-variable Annuities, Gross Premiums		$ 1,639,007
Non-variable Annuities, Value Redeemed		$ 0
Non-variable Annuities, Combination [Flag]		false

[1]	The charge percentage is deducted upon a Withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see 6. Fees, Charges and Adjustments – Withdrawal Charges in the prospectus. See Appendix B: Material State Variations in the prospectus for more information.
[2]	We use the Strategy Interim Values for your Indexed Crediting Rate Strategies if you make any Withdrawals (including Surrender of your Contract, including if you exercise your right to cancel your contract in a state where we are required to refund your Contract Value), annuitize or upon payment of a Death Benefit from an Indexed Crediting Rate Strategy on any date prior to the Strategy Maturity Date. The actual amount of the Strategy Interim Value calculation is determined by a formula that depends on, among other things, the Buffer Percentage or Floor Percentage and how the Index has performed since the Strategy Start Date. If you Surrender your Contract, die, annuitize your Contract, or make a Withdrawal from an Indexed Crediting Rate Strategy before the Strategy Maturity Date, the Buffer Percentage or Floor Percentage will not apply. See 8. Valuing Your Contract – Indexed Crediting Rate Strategy Value for more information.
[3]	Each Index is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[4]	This Indexed Crediting Rate Strategy provides total protection from Index losses at the end of the Strategy Period.